UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments • March 31, 2006 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF
THOUSANDS		PURCHASE	MATURITY	VALUE
	Commercial Paper (86.4%)
	Asset-Backed - Auto (4.7%)
$2,000	DaimlerChrysler Revolving Auto Conduit LLC	4.94%	6/26/2006	$1,976,684
1,975	DaimlerChrysler Revolving Auto Conduit LLC - A1	4.78	04/18/06	1,970,561
				3,947,245
	Asset-Backed - Consumer (16.2%)
1,175	Old Line Funding Corp.*	4.70	04/11/06	1,173,472
3,928	Ranger Funding Co., LLC *	4.69 - 4.85	04/05/06 - 06/12/06	3,909,035
3,930	Regency Markets No 1 LLC *	4.57 - 4.75	04/17/06	3,921,883
2,920	Thames Asset Global Securitization *	4.62 -4.79	04/07/06 - 04/18/06	2,916,766
1,606	Three Rivers Funding Corp. *	4.67 - 4.79	04/13/06 - 04/26/06	1,602,848
				13,524,004

	Asset-Backed - Corporate (5.7%)
1,600	Atlantis One Funding *	4.56	04/19/06	1,596,392
3,166	Eureka Securitization Inc.*	4.62 - 4.84	04/06/06 - 05/16/06	3,150,812
				4,747,204

	Asset-Backed - Diversified (4.3%)
910	CRC Funding LLC. *	4.71	04/27/06	906,925
1,403	Fairway Finance Corp. *	4.66 - 4.83	04/21/06 - 05/12/06	1,397,669
1,285	Jupiter Securitization Corp. *	4.69	04/12/06	1,283,166
				3,587,760

	Asset-Backed - Mortgage (5.3%)
870	Mortgage Interest Networking Trust	4.78	04/04/06	869,653
3,530	Sydney Capital Corp.*	4.69 - 4.88	04/12/06 - 05/30/06	3,516,762
				4,386,415
	Asset-Backed - Securities (18.6%)
2,673	Amstel Funding Corp. *	4.55 - 4.69	04/18/06 - 04/20/06	2,666,760
3,874	Cancara Asset Securitisation LLC *	4.52 - 4.80	04/11/06 - 06/01/06	3,856,269
1,200	Galleon Capital LLC *	4.62	04/03/06	1,199,693
2,275	Golden Fish LLC *	4.70 - 4.75	04/06/06 - 04/13/06	2,272,358
2,080	Grampian Funding LLC *	4.65 - 4.76	05/26/06 - 05/30/06	2,064,493
1,495	Scaldis Capital LLC*	4.67 - 4.68	05/08/06 - 06/09/06	1,485,867
2,000	Solitaire Funding LLC *	4.78	05/10/06	1,989,708
				15,535,148
	Insurance (2.8%)
2,310	Irish Life & Permanent plc	4.48 - 4.98	04/04/06 - 07/18/06	2,304,847

	International Banks (28.8%)
2,300	BNP Paribas Finance, Inc.	4.58 - 4.95	04/04/06 - 07/13/06	2,288,810
500	Danske Corp.*	4.98	07/13/06	492,990
1,000	Dexia Delaware LLC.	4.63	04/18/06	997,833
3,745	DnB NOR Bank ASA	4.59 - 4.97	04/05/06 - 07/10/06	3,726,856
1,700	HBOS Treasury Services Plc.	4.57 - 4.91	04/20/06 - 06/15/06	1,688,979
600	ING (U.S.) Funding LLC	4.8	05/02/06	597,530
300	KBC Financial Products International Ltd.	4.75	07/12/06	296,048
3,880	Nordea North America Inc.	4.52 - 4.64	04/20/06 - 05/25/06	3,862,165
1,200	Skandinaviska Enskilda Banken AB *	4.61	04/10/06	1,198,626
670	Societe General N.A. Inc.	4.89	05/23/06	665,306
3,450	Spintab AB	4.77 - 4.82	04/03/06 - 04/26/06	3,440,931
600	Spintab AB *	4.81	04/03/06	599,840
1,595	Svenska Handelsbanken Inc.	4.62	04/27/06	1,589,736
2,000	UBS Finance (Delaware) LLC	4.70 - 4.73	04/17/06 - 06/06/06	1,989,377
500	Westpac Capital Corp. *	4.75	04/10/06	499,409
				23,934,436

	Total Commercial Paper (Cost $71,967,059)			71,967,059

1

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF
THOUSANDS		PURCHASE	MATURITY	VALUE
	U.S. Government Agencies (0.6%)
535	Federal Farm Credit Banks (Cost $531,289)	4.61	05/26/06	531,289

	Floating Rate Notes (9.8%)
	Domestic Banks (3.1%)
1,050	American Express Bank FSB	4.67†	04/13/06‡	1,050,070
4,000	SunTrust Bank	4.77†	04/26/06‡	4,000,000
1,605	U.S. Bank, N.A., Cincinnati	4.65†	04/28/06‡	1,605,004
1,500	Wells Fargo Bank, N. A.	4.75†	04/24/06‡	1,500,000

	Total Floating Rate Notes (Cost $8,155,074)			8,155,074

	Bankers’ Acceptance (3.1%)
2,596	J.P. Morgan Chase Bank (Cost $2,573,156)	4.58 - 4.83	05/08/06 - 06/26/06	2,573,156

	Repurchase Agreement (0.2%)

171	Joint repurchase agreement account due 04/03/06 (dated 3/31/06; proceeds $171,070) (b) (Cost $171,003)	4.6875		171,003

	Total Investments (Cost $83,397,581) (a)		100.1%	83,397,581
	Liabilities in Exess of Other Assets		(0.1)	(49,679)
	Net Assets		100.0%	$83,347,902

*              Resale is restricted to qualified institutional investors

†              Rate shown is the rate in effect at March 31, 2006.

‡              Date of next interest rate reset.

(a)           Cost is the same for federal income tax purposes.

(b)           Collaterized by federal agency and U.S. Treasury Obligations.

MATURITY SCHEDULE*
1 - 30 Days	68%
31 - 60 Days	17
61 - 90 Days	12
91 - 120 Days	3
100%

* As a percentage of total market value

2

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments March 31, 2006  (unaudited)

	PRINCIPAL
	AMOUNT IN		COUPON		MATURITY
	THOUSANDS		RATE		DATE	VALUE
		GOVERNMENT & CORPORATE BONDS (91.4%)
		Foreign (14.3%)
		Argentina (0.3%)
		Government Obligations
ARS	682	Republic of Argentina	0.00	**%	12/15/35	$20,304
	230	Republic of Argentina++++	5.83		12/31/33	96,600
$15		Republic of Argentina (i)	0.00	**	12/15/35	1,426
	6	Republic of Argentina (d)(i)++++	8.28		12/31/33	5,500
	60	Republic of Argentina (c)	13.969		04/10/49	24,600

		Total Argentina				148,430

		Australia (0.3%)
		Other Metals/Minerals (0.0%)
	70	Murrin Murrin Holdings Property Ltd. (c) (i)	9.375		08/31/07	0

		Property - Casualty Insurers (0.3%)
	200	Mantis Reef Ltd. - 144A*	4.692		11/14/08	194,644

		Total Australia				194,644

		Brazil (1.3%)
		Government Obligations
	276	Federal Republic of Brazil	8.00		01/15/18	299,736
	77	Federal Republic of Brazil	8.875		10/14/19	89,128
	280	Federal Republic of Brazil	14.50		10/15/09	359,100

		Total Brazil				747,964

		Canada (2.0%)
		Commercial Printing/Forms (0.2%)
	130	Quebecor World Capital Corp. - 144A*	8.75		03/15/16	127,437

		Drugstore Chains (0.2%)
	45	Jean Coutu Group PJC, Inc. (The)	7.625		08/01/12	43,987
	95	Jean Coutu Group PJC, Inc. (The)	8.50		08/01/14	87,637
						131,624
		Media Conglomerates (0.0%)
	.6	Canwest Media, Inc.	8.00		09/15/12	616

		Other Metals/Minerals (0.2%)
	90	Brascan Corp.	7.125		06/15/12	95,751

		Other Transportation (0.2%)
	140	CHC Helicopter Corp.	7.375		05/01/14	143,500

		Pulp & Paper (1.2%)
	100	Abitibi-Consolidated, Inc.	6.00		06/20/13	86,500
	360	Abitibi-Consolidated, Inc.	8.85		08/01/30	324,900
	265	Bowater Canada Finance	7.95		11/15/11	265,662
						677,062

		Total Canada				1,175,990

		Ecuador (0.1%)
		Government Obligations
	50	Republic of Ecuador	9.00		08/15/30	50,250

		France (0.2%)
		Oilfield Servises/Equipment (0.0%)
	25	CIE Generale de Geophysique S.A.	7.50		05/15/15	25,875

		Telecommunications (0.2%)
	95	France Telecom S.A.	8.50		03/01/31	119,013

		Total France				144,888

		Indonesia (d) (0.5%)
		Pulp & Paper
	264	Tjiwi Kimia Finance BV - 144A*	0.00	**	04/29/27	67,224

1

76	Tjiwi Kimia Finance BV - 144A*	5.664	**	04/29/15	63,106
213	Tjiwi Kimia Finance BV - 144A*	5.664	**	04/29/18	135,539

Total Indonesia	265,869

Israel (0.3%)
Alternative Power Generation
164	Ormat Funding Corp.	8.25	12/30/20	169,837

Japan (4.1%)
Government Obligations
JPY	110,000	Japan (Government of)	0.50	09/20/06	936,644
170,000	Japan (Government of)	0.50	03/20/07	1,447,595

Total Japan	2,384,239

Luxembourg (0.7%)
Telecommunications
$30	Telecom Italia Capital SpA	4.00	11/15/08	28,925
80	Telecom Italia Capital SpA	4.00	01/15/10	75,272
265	Wind Acquisition Finance SA - 144A*	10.75	12/01/15	287,525

Total Luxembourg	391,722

Mexico (1.2%)
Government Obligations (0.8%)
MXN	880	Mexican Fixed Rate Bonds	10.00	12/05/24	90,538
$65	United Mexican States Corp.	8.30	08/15/31	78,715
220	United Mexican States Corp.	8.375	01/14/11	244,310
39	United Mexican States Corp.	11.50	05/15/26	60,645
474,208

Oil & Gas Production (0.3%)
170	Pemex Project Funding Master Trust - 144A*	6.21	**	06/15/10	174,930

Telecommunications (0.1%)
66	Axtel SA	11.00	12/15/13	75,240

Total Mexico	724,378

Netherlands(0.1%)
Telecommunications
75	Deutsche Telekom International Finance Corp.	8.25	06/15/30	89,976

Qatar (0.2%)
Government Obligations
100	State of Quatar	9.75	06/15/30	147,250

Russia (1.5%)
Government Obligations (1.3%)
45	Federal Republic of Russia	5.00	03/31/30	49,481
110	Federal Republic of Russia	8.25	03/31/10	116,622
201	Federal Republic of Russia	11.00	07/24/18	289,163
190	Federal Republic of Russia	12.75	06/24/28	339,457
794,723
Oil & Gas Pipelines (0.2%)
75	Gaz Capital	8.625	04/28/34	92,625

Total Russia	887,348

Turkey (0.7%)
Government Obligations
110	Citigroup, Inc. - 144A* +++	0.00	06/28/07	109,850
90	Republic of Turkey	11.00	01/14/13	113,400
150	Republic of Turkey	11.50	01/23/12	188,250

Total Turkey	411,500

United Kingdom (0.1%)
Advertising/Marketing Services
70	WPP Finance Corp.	5.875	06/15/14	69,233

Venezuela (0.7%)
Government Obligations
70	Republic of Venezuela	8.50	10/08/14	78,575
240	Republic of Venezuela	9.375	01/13/34	307,200

2

	Total Venezuela				385,775

	Total Foreign (Cost $8,394,895)				8,389,293

	United States (77.1%)
	Corporate Bonds (31.2%)
	Advertising/Marketing Services (0.1%)
65	Interpublic Group of Companies, Inc. (The)	5.40		11/15/09	60,287

	Aerospace & Defense (0.6%)
165	K&F Acquisition Inc.	7.75		11/15/14	167,887
100	Northrop Grumman Corp.	4.079		11/16/06	99,300
77	Systems 2001 Asset Trust - 144A*	6.664		09/15/13	80,715
					347,902
	Air Freight/Couriers (0.1%)
40	Fedex Corp.	7.25		02/15/11	42,762

	Airlines (0.1%)
30	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	30,064

	Apparel/Footwear (0.6%)
125	Levi Strauss & Co.	9.28	**	04/01/12	130,000
200	Phillips-Van Heusen Corp.	7.25		02/15/11	205,000
					335,000
	Apparel/Footwear Retail (0.1%)
60	Limited Brands, Inc.	6.95		03/01/33	58,745

	Auto Parts: O.E.M. (0.7%)
100	ArvinMeritor, Inc.	8.75		03/01/12	99,000
330	Lear Corp. (Series B)	8.11		05/15/09	307,104
					406,104
	Beverages: Alcoholic (0.2%)
100	FBG Finance Ltd. - 144A*	5.125		06/15/15	93,829

	Broadcasting (0.1%)
74	Salem Communications Holdings Corp. (Series B)	9.00		07/01/11	77,885

	Building Products (0.1%)
35	Interface, Inc.	7.30		04/01/08	35,875

	Cable/Satellite TV (1.3%)
170	Cablevision Systems Corp. (Series B)	8.716	**	04/01/09	179,137
116	CCH I LLC	11.00		10/01/15	97,005
140	Comcast Cable Communications, Inc.	6.75		01/30/11	145,680
140	Echostar DBS Corp.	6.375		10/01/11	137,550
65	Echostar DBS Corp.	6.625		10/01/14	63,131
75	Intelsat Bermuda Ltd.	9.609	**	01/15/12	76,594
60	Renaissance Media Group LLC	10.00		04/15/08	60,150
					759,247
	Casino/Gaming (1.2%)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a) (c) (i)	13.50		03/01/10	0
200	Isle of Capri Casinos	7.00		03/01/14	198,500
335	MGM Mirage, Inc.	6.00		10/01/09	331,650
299	Resort At Summerlin LP/Ras Co. (Series B) (a) (c) (i)	13.00	†	12/15/07	0
165	Station Casinos, Inc.	6.00		04/01/12	163,556
30	Station Casinos, Inc.	6.875		03/01/16	30,300
					724,006
	Chemicals: Major Diversified (0.7%)
98	Huntsman ICI Chemicals	10.125		07/01/09	100,940
45	ICI Wilmington, Inc.	4.375		12/01/08	43,413
255	Westlake Chemicals Corp.	6.625		01/15/16	253,406
					397,759
	Chemicals: Specialty (1.2%)
161	Equistar Chemical Funding	10.125		09/01/08	171,867
35	Equistar Chemical Funding	10.625		05/01/11	38,062
300	Innophos, Inc.	8.875		08/15/14	313,500
72	Innophos, Inc.	10.77	**†	02/15/15	72,691
100	Nalco Co.	7.75		11/15/11	101,750
					697,870
	Coal (0.1%)
35	Foundation PA Coal Co.	7.25		08/01/14	35,700

	Containers/Packaging (1.4%)
100	Graham Packaging Company, Inc.	8.50		10/15/12	101,500
150	Graphic Packaging International Corp.	9.50		08/15/13	141,000
390	Owens-Illinois, Inc.	7.50		05/15/10	396,825

3

30	Pliant Corp. (a) (c)	11.125		09/01/09	31,725
40	Pliant Corp. (a) (c)	13.00		06/01/10	16,600
125	Sealed Air Corp. - 144A*	5.625		07/15/13	121,667
					809,317
	Data Processing Services (0.2%)
105	Sungard Data Systems, Inc. - 144A*	9.125		08/15/13	111,562

	Drugstore Chains (0.1%)
55	Rite Aid Corp.	8.125		05/01/10	56,444

	Electric Utilities (2.3%)
80	AES Corp. (The)	7.75		03/01/14	84,400
11	AES Corp. (The)	8.875		02/15/11	11,907
16	AES Corp. (The)	9.375		09/15/10	17,520
60	AES Corp. (The) - 144A*	9.00		05/15/15	65,400
140	Arizona Public Service Co.	5.80		06/30/14	138,124
55	CC Funding Trust I	6.90		02/16/07	55,611
90	Cincinnati Gas & Electric Co.	5.70		09/15/12	89,771
60	Consolidated Natural Gas Co.	5.00		12/01/14	56,349
60	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	61,378
70	Consumers Energy Co.	4.80		02/17/09	68,622
50	Detroit Edison Co. (The)	6.125		10/01/10	51,166
45	Entergy Gulf States, Inc.	3.60		06/01/08	43,060
100	Entergy Gulf States, Inc.	5.22	**	12/01/09	98,944
30	IPALCO Enterprises, Inc.	8.625		11/14/11	32,925
135	Monongahela Power Co.	5.00		10/01/06	134,631
115	MSW Energy Holdings/Finance	7.375		09/01/10	119,025
25	MSW Energy Holdings/Finance	8.50		09/01/10	26,625
30	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	29,258
100	PSEG Energy Holdings Inc.	8.625		02/15/08	104,750
50	Texas Eastern Transmission, LP	7.00		07/15/32	55,673
35	Wisconsin Electric Power Co.	3.50		12/01/07	33,974
					1,379,113

	Electrical Products (0.3%)
35	Cooper Industries, Inc.	5.25		07/01/07	34,861
65	Cooper Industries, Inc. - 144A*	5.25		11/15/12	63,854
115	Spectrum Brands, Inc.	7.375		02/01/15	100,625
					199,340
	Environmental Services (0.1%)
42	Allied Waste North America, Inc.	9.25		09/01/12	45,517

	Finance/Rental/Leasing (0.6%)
35	CIT Group, Inc.	2.875		09/29/06	34,628
30	CIT Group, Inc.	3.65		11/23/07	29,238
125	MBNA Corp.	5.14	**	05/05/08	125,988
150	Residential Capital Corp.	6.375		06/30/10	151,252
					341,106
	Financial Conglomerates (1.1%)
120	Chase Manhattan Corp.	6.00		02/15/09	121,923
10	Chase Manhattan Corp.	7.00		11/15/09	10,501
20	Citigroup, Inc.	5.75		05/10/06	20,015
20	General Electric Capital Corp.	4.25		12/01/10	19,106
510	General Motors Acceptance Corp.	6.875		09/15/11	475,884
					647,429
	Food Retail (0.6%)
195	Albertson’s, Inc.	8.00		05/01/31	181,986
38	CA FM Lease Trust - 144A*	8.50		07/15/17	40,648
145	Delhaize America, Inc.	8.125		04/15/11	157,258
					379,892
	Food: Major Diversified (0.2%)
50	ConAgra Foods, Inc.	7.00		10/01/28	51,878
25	ConAgra Foods, Inc.	8.25		09/15/30	29,373
25	General Mills, Inc.	3.875		11/30/07	24,407
30	Kraft Foods, Inc.	5.25		06/01/07	29,946
					135,604
	Food: Meat/Fish/Dairy (0.8%)
85	Michael Foods, Inc. (Series B)	8.00		11/15/13	87,019
115	Pilgrim’s Pride Corp.	9.625		09/15/11	120,462
60	PPC Escrow Corp.	9.25		11/15/13	60,750
125	Smithfield Foods, Inc.	7.00		08/01/11	125,000
70	Smithfield Foods, Inc.	7.625		02/15/08	71,750
20	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	20,950
					485,931
	Forest Products (0.0%)
5	Weyerhaeuser Co.	6.125		03/15/07	5,023

4

	Gas Distributors (0.3%)
120	Nisource Finance Corp.	5.344	**	11/23/09	120,505
45	Sempra Energy	4.621		05/17/07	44,612
					165,117
	Home Building (0.2%)
45	Tech Olympic USA, Inc.	9.00		07/01/10	46,350
50	Tech Olympic USA, Inc.	10.375		07/01/12	50,750
					97,100
	Home Furnishings (0.2%)
50	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	52,366
40	Tempur-Pedic, Inc.	10.25		08/15/10	43,050
					95,416
	Home Improvement (0.0%)
26	Koppers Industry, Inc.	9.875		10/15/13	28,600

	Hospital/Nursing Management (0.6%)
125	Columbia/HCA Healthcare Corp.	7.69		06/15/25	124,222
55	Medcath Holdings Corp.	9.875		07/15/12	57,475
115	Tenet Healthcare Corp.	7.375		02/01/13	105,512
65	Tenet Healthcare Corp.	9.875		07/01/14	66,138
					353,347

	Hotels/Resorts/Cruiselines (0.2%)
120	Hyatt Equities LLC - 144A*	6.875		06/15/07	121,696

	Household/Personal Care (0.1%)
75	Clorox Co. (The)	5.025	**	12/14/07	75,192

	Industrial Machinery (0.1%)
50	Goodman Global Holding Company, Inc.	7.491	**	06/15/12	51,125

	Industrial Specialties (0.3%)
165	Johnsondiversy, Inc.	9.625		05/15/12	170,156

	Insurance Brokers/Services (0.8%)
290	Farmers Exchange Capital - 144A*	7.05		07/15/28	294,970
185	Marsh & McLennan Companies, Inc.	5.875		08/01/33	168,213
					463,183
	Major Banks (1.1%)
20	Bank of New York Co., Inc. (The)	5.20		07/01/07	19,965
150	USB Capital IX	6.189		03/29/49	148,836
385	Wachovia Capital Trust III	5.80		08/29/49	378,655
70	Wachovia Corp.	4.95		11/01/06	69,870
					617,326
	Managed Health Care (0.3%)
135	Health Net, Inc.	9.875		04/15/11	153,798
30	WellPoint Health Networks, Inc.	6.375		06/15/06	30,077
					183,875
	Media Conglomerates (0.3%)
55	News America Holdings, Inc.	7.75		02/01/24	59,608
30	News America, Inc.	7.125		04/08/28	30,719
90	News America, Inc. - 144A	6.40		12/15/35	86,330
					176,657
	Medical Distributors (0.1%)
70	AmerisourceBergen Corp. - 144A*	5.625		09/15/12	69,195

	Medical/Nursing Services (0.4%)
181	Fresenius Medical Care Capital Trust	7.875		06/15/11	192,765
25	Fresenius Medical Care Capital Trust II (Units)‡	7.875		02/01/08	25,688
25	National Nephrology Assoc. Inc. - 144A*	9.00		11/01/11	27,511
					245,964
	Metal Fabrications (0.1%)
60	General Cable Corp.	9.50		11/15/10	65,100

	Miscellaneous Commercial Services (0.3%)
55	Iron Mountain, Inc.	7.75		01/15/15	55,688
140	Iron Mountain, Inc.	8.625		04/01/13	146,300
					201,988
	Miscellaneous Manufacturing (0.1%)
70	Propex Fabrics, Inc.	10.00		12/01/12	66,850

	Motor Vehicles (1.4%)
55	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	64,525
1,065	General Motors Corp.	8.375		07/15/33	785,438
					849,963
	Multi-Line Insurance (0.5%)
160	AIG Sun America Global Finance VI - 144A*	6.30		05/10/11	166,216
30	American General Finance Corp. (Series MTNH)	4.625		09/01/10	28,925
35	AXA Financial, Inc.	6.50		04/01/08	35,766

5

45	Harford Financial Services Group, Inc. (The)	2.375		06/01/06	44,813
15	International Lease Finance Corp.	2.95		05/23/06	14,960
					290,680
	Oil & Gas Pipelines (0.9%)
85	Colorado Interstate Gas - 144A*	6.80		11/15/15	86,903
140	El Paso Production Holdings	7.75		06/01/13	145,775
95	Pacific Energy Partners/Finance	7.125		06/15/14	97,138
175	Williams Companies, Inc. (The)	7.875		09/01/21	189,000
					518,816

	Oil & Gas Production (1.9%)
465	Chesapeake Energy Corp.	7.50		09/15/13	488,250
75	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	75,188
78	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	86,288
40	Magnum Hunter Resources, Inc.	9.60		03/15/12	43,100
130	Pemex Project FDG Master Trust	9.50		09/13/27	166,725
270	Pogo Producing Co.	6.875		10/01/17	267,975
					1,127,526

	Oil Refining/Marketing (0.3%)
170	Husky Oil Ltd.	8.90		08/15/28	180,545

	Oilfield Services/Equipment (0.3%)
50	Hanover Compressor Co.	9.00		06/01/14	54,000
62	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	63,705
60	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	63,075
					180,780

	Pharmaceuticals: Major (0.2%)
90	Warner Chilcott Corp. - 144A*	8.75		02/01/15	89,775

	Property - Casualty Insurers (0.1%)
85	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	84,270

	Publishing: Books/Magazines (0.6%)
95	Dex Media West/Finance	9.875		08/15/13	105,569
20	Houghton Mifflin Co.	8.25		02/01/11	20,800
130	Houghton Mifflin Co.	9.875		02/01/13	140,400
105	PRIMEDIA, Inc.	8.875		05/15/11	102,900
					369,669
	Railroads (0.3%)
70	Norfolk Southern Corp.	7.35		05/15/07	71,623
30	Union Pacific Corp.	3.625		06/01/10	27,955
65	Union Pacific Corp. - 144A* (Series 2004-2)	5.214		09/30/14	63,088
30	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	30,677
					193,343
	Real Estate Investment Trusts (0.6%)
24	HMH Properties, Inc. (Series B)	7.875		08/01/08	24,300
85	Host Marriott LP	6.375		03/15/15	84,044
210	Host Marriott LP	7.125		11/01/13	214,725
					323,069
	Saving Banks (0.0%)
25	Household Finance Corp.	4.125		12/15/08	24,254

	Specialty Stores (1.1%)
290	Linens’n Things, Inc. - 144A*	10.366		01/15/14	292,175
365	Sonic Automotive, Inc.	8.625		08/15/13	366,825
					659,000
	Specialty Telecommunications (0.6%)
85	American Tower Corp.	7.125		10/15/12	88,825
90	American Tower Corp.	7.50		05/01/12	94,725
125	Qwest Communications International	8.249	**	02/15/09	128,438
20	U.S. West Communications Corp.	5.625		11/15/08	19,950
					331,938
	Telecommunications (0.5%)
130	AT&T Corp.	9.75		11/15/31	155,694
181	Exodus Communications, Inc. (a) (c) (i)	11.625		07/15/10	0
433	Rhythms Netconnections, Inc. (a) (c) (i)	12.75		04/15/09	0
60	SBC Communications, Inc.	6.15		09/15/34	57,163
55	Sprint Capital Corp.	8.75		03/15/32	68,965
					281,822
	Tobacco (0.2%)
100	RJ Reynolds Tobacco Hldgs	6.50		07/15/10	101,250

	Trucks/Construction/Farm Machinery (0.6%)
175	Caterpillar Financial Services Corp. (Series MTNF)	4.84	**	08/20/07	175,258
122	Manitowoc Inc. (The)	10.50		08/01/12	135,725
60	NMHG Holding Co.	10.00		05/15/09	63,000
					373,983

6

	Wholesale Distributors (0.1%)
40	Nebraska Book Company, Inc.	8.625		03/15/12	37,000

	Wireless Telecommunications (0.6%)
75	Rural Cellular Corp.	9.41	**	03/15/10	77,250
68	SBA Communications Corp.	8.50		12/01/12	75,820
89	SBA Communications Corp.	9.75	††	12/15/11	85,440
110	Ubiquitel Operating Co.	9.875		03/01/11	120,725
					359,235

	Total Corporate Bonds (Cost $19,548,559)				18,324,118

	Asset-Backed Securities ** (16.7%)
	Finance/Rental/Leasing
283	Ace Securities Corp. 2005-HE4 A2A	4.928		07/25/35	283,298
207	Aegis Asset Backed Securities Trust 2005-3 A1	4.918		08/25/35	207,123
307	Aegis Asset Backed Securities Trust 2005-4 1A1	4.928		10/25/35	307,200
650	American Express Credit Account Master Trust 2002-3 A	4.859		12/15/09	651,144
370	Ameriquest Mortgage Securities Inc. 2005-R4 A2B	4.958		07/25/35	370,574
650	BA Master Credit Card Trust 2001-A A	4.69		06/15/08	650,491
295	Bear Stearns Asset Backed Securities, Inc. 2005-AQ1 2A1	5.038		03/25/35	295,212
140	Bear Stearns Asset Backed Securities, Inc. 2004-HE5 1A1	5.008		08/25/31	139,953
171	Bear Stearns Asset Backed 2005-HE8 A1	4.938		08/25/35	171,170
325	Capital Auto Receivables Asset Trust 2005-1 A3	4.808		04/15/08	325,315
235	Carrington Mortgage Loan Trust 2005-NC4 A1	4.968		09/25/35	235,416
127	Countrywide Asset-Backed Certificates 2004-3 3A2	5.018		12/25/32	126,928
459	Countrywide Asset-Backed Certificates 2005-16 2AF1	4.529		05/25/36	459,739
232	Credit-Based Asset Servicing & Cecurities 2005-CB4 AV1	4.918		08/25/35	232,293
277	Credit-Based Asset Servicing & Securities 2005-CB5 AV1	4.928		08/25/35	276,951
103	Equifirst Mortgage Loan Trust 2005-1 A1	4.878		04/25/35	103,488
261	First Franklin Mortgage Series 2005-FF7 A2	4.918		08/25/35	261,187
525	GE Capital Credit Card Master Note Trust 2004-1 A	4.62		06/15/10	525,576
120	GSAMP Trust 2005-HE3 A2A	4.908		06/25/35	119,743
282	GSAMP Trust 2005-HE4 A2A	4.938		08/01/35	282,478
254	Impac CMB Trust 2004-3 1A	5.068		06/25/34	254,674
146	Long Beach Mortgage Loan Trust 2005-WL1 2A1	4.928		06/25/35	146,372
600	MBNA Master Credit Card Trust	4.889		02/16/10	601,520
331	Merrill Auto Trust Securitization 2005-1 A2B	4.828		04/25/08	330,892
111	Merrill Lynch Mortgage Investment Inc 2005-SL1	5.018		06/25/35	110,908
142	Novastar Home Equity Loan 2005-1 A2A	4.938		06/25/35	141,756
238	Option One Mtge Loan Trust 2004-3 A3	5.118		11/25/34	238,410
126	Park Place Securities Inc. 2005-WCW2 A2A	4.908		07/25/35	125,730
275	RAAC Series 2006-SP1 A1	4.80		09/25/45	275,170
246	Securitized Asset-Backed Receivables LLC 2004-NC3 A2	5.208		09/25/34	246,414
292	Specialty Underwriting & Residential Finance 2004-BC2 A2	5.088		05/25/35	292,810
59	Structured Asset Investment Loan 2003-BC13	5.158		11/25/33	58,945
298	Structured Asset Secs 2005-GEL1 A	5.168		12/25/34	298,097
375	Structured Asset Securities Corp.	4.78		06/25/35	375,392
103	Structured Asset Securities Corp. 2005-WMC1 A1	4.898		01/25/35	102,962
156	Terwin Mortgage Trust 2005-8HE A1-144A*	4.938		07/25/35	156,180

	Total Asset-Backed Securities (Cost $9,777,171)				9,781,511

	U.S. Government Obligations (12.6%)
	U. S. Treasury Bonds (8.4%)
2,050		6.125		08/15/29	2,350,934
565		6.375		08/15/27	660,786
100		7.625		02/15/25	130,742
185		8.125		08/15/21	244,894
460		8.75		05/15/17	607,236
705	(b)	8.75		08/15/20	968,549
					4,963,141
	U. S. Treasury Notes (0.6%)
345	†††	3.875		02/15/13	325,874
	U. S. Treasury Strips (3.6%)
1,900		0.00		08/15/22	830,629
250		0.00		02/15/25	96,494
600		0.00		02/15/27	210,638
1,750		0.00		08/15/17	993,855
					2,131,616
	Total U.S. Government Obligations
	(Cost $7,535,344)				7,420,631

	Collateralized Mortgage Obligations (9.4%)
	U.S Government Agencies (1.0%)
430	Federal Home Loan Mortgage Corp. (0.8%)	4.968	**	09/25/45	431,196

7

	Federal Natioanal Mortgage Assoc.(0.2%)
215	IO	6.50		03/01/20	28,250
181	IO	7.00		03/01/20	26,174
199	IO	7.00		03/01/35	32,699
268	IO	8.00		03/01/35	44,459
					131,582

	Total U.S. Government Agencies				562,778

	Private Issues (8.4%)
	Countrywide Alternative Loan Trust
1,987	2004-20 X (IO)	0.00	**	10/25/34	40,982
1,792	2005-81 X1 (IO)	0.955	**	01/25/36	100,497
1,896	2006-OA1 2X (IO)	1.04	**	03/20/46	97,463
2,866	2005-59R A (IO)	1.438	**	12/20/35	90,441
2,561	2005-58R A (IO)	1.556	**	12/20/35	127,627
422	2006-OA5 1A2	5.118	**	04/25/46	422,903
300	2006-OA6 1A4B	4.99		05/25/45	300,000
	DSLA Mortgage Loan Trust
425	2006-AR1 2A1A.	4.84	**	03/19/45	425,000
	Greenpoint Mortgage Fund
450	2006-AR2 3A2	4.75	**	02/25/35	450,000
1,343	2005-AR3 X1 (IO)	1.206	**	08/25/45	44,291
1,794	2005-AR4 X4 (IO)	1.99	**	10/25/45	58,039
	GS Mortgage Securities Corp.
1,200	2006-OA1R A (IO)	0.838	**	08/25/35	53,437
	Harborview Mortgage Loan Trust
.345	2006-1 PO1 (PO)	0.00	**	03/19/37	259
1,748	2006-1 X1 (IO)	0.414	**	03/19/37	90,663
3,181	2005-2 X1 (IO)	1.464	**	05/19/35	83,497
1,947	2005-3 X2 (IO)	2.625	**	06/19/35	51,117
300	2006-1 2A1A (IO)	5.016	**	03/19/36	300,258
	Indymac Index Mortgage Loan Trust
1,614	2005-AR12 2A1B (IO)	1.056	**	07/25/35	58,494
	Luminent Mortgage Trust
298	2006-1 A1	5.058	**	04/25/36	298,320
	Residential Accredit Loans, Inc.
193	2006-Q01 1A1	5.078		02/25/46	193,387
150	2006-Q01 2A1	5.088		02/25/46	150,379
	Structured Asset Mortgage Investments, Inc.
400	2006-AR3 3A1	5.03		04/25/45	400,000
	Washington Mutual
263	2005-AR15 A1B1	5.068	**	11/25/45	263,547
290	2005-AR15 A1B1	5.068	**	12/25/45	289,811
241	2005-AR15 A1B1	5.068	**	12/25/45	240,612
	Wmalt Mortgage Pas
325	2006-AR2 A1A	4.691		04/25/46	325,000

	Total Private Issues				4,956,024

	Total Collateralized Mortgage Obligations (Cost $5.510,547)				5,518,802

	U.S. Government Agencies-Mortgage-Backed Securities (7.2%)
	Federal Home Loan Mortgage Corp. (0.4%)
225		7.50		11/01/29-
				06/01/32	234,708
	Federal National Mortgage Assoc. (6.6%)
688		6.50		07/01/29-
				11/01/33	704,056
2,308		7.00		04/01/31-
				05/01/35	2,378,680
176		7.50		02/01/31-
				03/01/32	184,189
429		8.00		02/01/12-
				06/01/31	456,568
113		8.50		06/01/30	121,234
					3,844,727

	Government National Mortgage Assoc. (0.2%)
96		7.50		04/15/26-
				08/15/29	101,231
36		8.00		06/15/26	39,035
					140,266
	Total U.S. Government Agencies-Mortgage-Backed Securities (Cost $4,263,904)				4,219,701

	Total United States (Cost $46,635,525)				45,264,763

8

	Total Government & Corporate Bonds (Cost $55,030,420)			53,654,056

	Convertible Bond (0.2%)
	Telecommunication Equipment
105	Nortel Networks Corp. (Canada)
	(Cost $101,827)	4.25	09/01/08	99,619

NUMBER OF
SHARES
	Common Stocks (e) (0.1%)

	Casino/Gaming (0.0%)
787	Fitzgeralds Gaming Corp.+ (i)	0

	Electric Utilities (0.0%)
13	PNM Resources (d)	317
1	SW Acquisition (0.03% Ownership Interest, Acquired 09/22/05) (d) (f) (i)	0
		317
	Food: Specialty/Candy (i) (0.0%)
18	SFAC New Holdings, Inc. (d) (i)	0
100	SFAC New Holdings, Inc. (d) (i) ++	0
		0
	Medical/Nursing Services (0.0%)
34,888	Raintree Healthcare Corp. (d) (i)	0

	Restaurants (i) (0.1%)
10,137	Catalina Restaurant Group (d) (i)	44,299

	Specialty Telecommunications (0.0%)
1,171	Birch Telecom Inc. # (d) (i)	12
16,679	PFB Telecom NV (Series B) (d) (i)	0
352	Viatel Holdings Bermuda Ltd. (d)	1
100	XO Holdings, Inc. (d)	395
		408
	Textiles (0.0%)
11,192	U.S. Leather, Inc. (d) (i)	0

	Wireless Telecommunications (0.0%)
46	USA Mobility, Inc. (d)	1,310
4,516	Vast Solutions, Inc. (Class B1) (d) (i)	0
4,516	Vast Solutions, Inc. (Class B2) (d) (i)	0
4,516	Vast Solutions, Inc. (Class B3) (d) (i)	0
		1,310

	Total Common Stocks (Cost $2,419,881)	46,334

	Non-Convertible Preferred Stocks (0.0%)
	Restaurants
23	Catalina Restaurant Group (Units) ‡##† (i)
	(Cost $22,531)	22,790

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (e) (0.0%)
	Casino/Gaming (0.0%)
9,000	Aladdin Gaming Enterprises, Inc. - 144A* (i)	03/01/10	0
250	Resort At Summerlin LP - 144A* (i)	12/15/07	0
			0
	Restaurants (0.0%)
4,250	Catalina Restaurant Group ### (d) (i)	07/10/12	2,932

	Specialty Telecommunications (0.0%)
200	XO Communications, Inc. (d)		90
150	XO Communications, Inc. (d)		60
150	XO Communications, Inc. (d)		38
			188

	Total Warrants (Cost $220)		3,120

9

PRINCIPAL
AMOUNT IN			MATURITY
THOUSANDS			DATE
	Short-Term Investments (10.7%)
	U.S. Government Obligations (6.7%)
$550	Federal Home Loan Mortgage Corp.	4.60	06/28/06	543,745
335	Federal Home Loan Mortgage Corp.	4.60	06/30/06	331,105
3,075	Federal Home Loan Mortgage Corp.	4.60	06/12/06	3,046,317

	Total U.S. Government Obligations (Cost $3,921,673)			3,921,167

	Repurchase Agreement (4.0%)
2,368	Joint repurchase agreement account
	(dated 03/31/06; proceeds $2,368,944) (g)	4.785	04/03/06
	(Cost $2,368,000)			2,368,000

	Total Short-Term Investments (Cost $6,289,673)			6,289,167

	Total Investments (Cost $63,864,552) (h) (j)		102.4%	60,115,086

	Liabilities in Excess of Other Assets		(2.4)	(1,404,911)

	Net Assets		100.0%	$58,710,175

IO	Interest only security
PO	Principal only security.
*	Resale is restricted to qualified institutional investors.
**	Floating rate security, rate shown is the rate in effect at March 31, 2006.
‡	Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
†††	Security purchased on a forward commitment basis.
+	Resale is restricted acquired (12/22/98) at a cost basis of $3,549.
++	Resale is restricted acquired (06/10/99) at a cost basis of $1.
+++	Turkish currency index credit linked unsecured note.
++++	Capital appreciation bond.
#	Resale is restricted aquired (between 06/18/98 and 05/11/99) at a cost basis of $573,998.
##	Resale is restricted aquired (between 05/30/02 and 09/26/05) at a cost basis of $22,531.
###	Resale is restricted aquired on 08/27/02 at a cost basis of $0.
(a)	Issuer in bankruptcy.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $12,920.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Resale is restricted. No transaction activity during the year.
(g)	Collateralized by federal agency and U.S. Treasury obligations.
(h)

Securities have been designated as collateral in amount equal to $25,807,240 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(i)

Securities with a total market value equal to $76,959 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(j)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $596,078 and the aggregate gross unrealized depreciation is $4,345,544, resulting in net unrealized depreciation of $3,749,466.

10

Futures Contracts Open at March 31, 2006:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
33	Short	U.S. Treasury Bond 20 Year
		June 2006	$(3,602,156)	$100,932
27	Short	U.S. Treasury Note 2 Year
		June 2006	(5,504,203)	14,066
47	Short	U.S. Treasury Note 5 Year
		June 2006	(4,908,563)	46,410
97	Long	U.S. Treasury Note 10 Year
		June 2006	10,319,891	(137,009)

	Net unrealized appreciation			$24,399

Currency Abbreviations

ARS	Argentina Peso
JPY	Japanese Yen.
MXN	Mexican Peso

11

Morgan Stanley Select Dimensions Balanced Growth Portfolio

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (67.5%)
	Aerospace & Defense (1.5%)
9,650	Northrop Grumman Corp.	$658,998
14,720	Raytheon Co.	674,765
		1,333,763
	Beverages: Alcoholic (0.6%)
8,310	Diageo PLC (ADR) (United Kingdom)	527,103

	Beverages: Non-Alcoholic (1.1%)
23,490	Coca-Cola Co. (The)	983,526

	Biotechnology (0.8%)
15,690	Chiron Corp. *	718,759

	Broadcasting (1.3%)
41,010	Clear Channel Communications, Inc.	1,189,700

	Chemicals: Major Diversified (2.7%)
44,180	Bayer AG (ADR) (Germany)	1,769,409
2,960	Dow Chemical Co. (The)	120,176
12,900	Du Pont (E.I.) de Nemours & Co.	544,509
		2,434,094
	Computer Processing Hardware (0.3%)
8,350	Hewlett-Packard Co.	274,715

	Department Stores (0.7%)
11,200	Kohl’s Corp. *	593,712

	Discount Stores (1.1%)
20,500	Wal-Mart Stores, Inc.	968,420

	Electric Utilities (2.3%)
16,880	American Electric Power Co., Inc.	574,258
11,720	Entergy Corp.	807,977
13,200	FirstEnergy Corp.	645,480
		2,027,715
	Finance/Rental/Leasing (1.3%)
18,770	Freddie Mac	1,144,970

	Financial Conglomerates (5.0%)
35,150	Citigroup, Inc.	1,660,486
49,986	JPMorgan Chase & Co.	2,081,417
11,970	State Street Corp.	723,347
		4,465,250
	Food: Major Diversified (1.7%)
21,780	Unilever N.V. (NY Registered Shares) (Netherlands)	1,507,612

	Food: Specialty/Candy (0.7%)
16,290	Cadbury Schweppes PLC (ADR) (United Kingdom)	651,600

1

	Household/Personal Care (0.7%)
5,300	Avon Products, Inc.	165,201
8,650	Procter & Gamble Co. (The)	498,413
		663,614
	Industrial Conglomerates (3.7%)
45,250	General Electric Co.	1,573,795
13,340	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	557,479
12,200	Siemens AG (ADR) (Germany)	1,136,674
		3,267,948
	Insurance Brokers/Services (1.2%)
35,200	Marsh & McLennan Companies, Inc.	1,033,472

	Integrated Oil (3.9%)
14,370	BP PLC (ADR) (United Kingdom)	990,668
16,170	ConocoPhillips	1,021,135
6,840	Exxon Mobil Corp.	416,282
16,440	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	1,023,554
		3,451,639
	Investment Banks/Brokers (3.3%)
2,600	Goldman Sachs Group, Inc. (The)	408,096
19,100	Merrill Lynch & Co., Inc.	1,504,316
62,400	Schwab (Charles) Corp. (The)	1,073,904
		2,986,316
	Life/Health Insurance (0.3%)
16,570	Aegon N.V. (NY Registered Shares) (Netherlands)	305,385

	Major Banks (2.0%)
24,007	Bank of America Corp.	1,093,279
10,900	PNC Financial Services Group	733,679
		1,826,958
	Major Telecommunications (4.0%)
27,120	France Telecom S.A. (ADR) (France)	609,658
64,857	Sprint Nextel Corp.	1,675,905
38,040	Verizon Communications Inc.	1,295,642
		3,581,205
	Managed Health Care (1.1%)
7,420	CIGNA Corp.	969,200

	Media Conglomerates (3.7%)
3,110	CBS Corp. (Class B)	74,578
39,470	Disney (Walt) Co. (The)	1,100,818
87,780	Time Warner, Inc.	1,473,826
17,010	Viacom, Inc. (Class B)	659,988
		3,309,210
	Medical Specialties (0.9%)
9,880	Applera Corp. - Applied Biosystems Group	268,143
8,230	Bausch & Lomb, Inc.	524,251
		792,394
	Motor Vehicles (0.6%)
17,780	Honda Motor Co., Ltd. (ADR) (Japan)	550,469

	Multi-Line Insurance (0.6%)
7,240	Hartford Financial Services Group, Inc. (The)	583,182

	Oilfield Services/Equipment (1.5%)
10,280	Schlumberger Ltd. (Netherlands Antilles)	1,301,140

	Packaged Software (1.3%)
70,570	Symantec Corp. *	1,187,693

2

	Pharmaceuticals: Major (9.5%)
16,300	Abbott Laboratories	692,261
55,230	Bristol-Myers Squibb Co.	1,359,210
11,590	GlaxoSmithKline PLC (ADR) (United Kingdom)	606,273
18,760	Lilly (Eli) & Co.	1,037,428
40,500	Pfizer, Inc.	1,009,260
16,720	Roche Holdings Ltd. (ADR) (Switzerland)	1,244,386
11,160	Sanofi-Aventis (ADR) (France) *	529,542
60,500	Schering-Plough Corp.	1,148,895
17,750	Wyeth	861,230
		8,488,485
	Precious Metals (1.2%)
19,930	Newmont Mining Corp.	1,034,168

	Property - Casualty Insurers (3.1%)
2,500	ACE Ltd. (Cayman Islands)	130,025
10,470	Chubb Corp. (The)	999,257
25,476	St. Paul Travelers Companies, Inc. (The)	1,064,642
8,300	XL Capital Ltd. (Class A) (Cayman Islands)	532,113
		2,726,037
	Regional Banks (0.2%)
3,800	Fifth Third Bancorp	149,568

	Restaurants (0.4%)
9,230	McDonald’s Corp.	317,143

	Semiconductors (1.1%)
23,540	Intel Corp.	455,499
33,670	Micron Technology, Inc. *	495,622
		951,121
	Specialty Insurance (0.7%)
5,700	MGIC Investment Corp.	379,791
4,700	PMI Group, Inc. (The)	215,824
		595,615
	Specialty Stores (0.3%)
6,890	Office Depot, Inc. *	256,584

	Telecommunication Equipment (0.4%)
15,480	Motorola, Inc.	354,647

	Tobacco (0.7%)
8,880	Altria Group, Inc.	629,237

	TOTAL COMMON STOCKS
	(Cost $49,252,812)	60,133,369

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (7.2%)
	Advertising/Marketing Services (0.0%)
$45	WPP Finance (UK) Corp. (United Kingdom)	5.875%	06/15/14	44,507

	Aerospace & Defense (0.2%)
55	Northrop Grumman Corp.	4.079	11/16/06	54,615
10	Raytheon Co.	6.15	11/01/08	10,197
90	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	93,630
				158,442

3

	Air Freight/Couriers (0.1%)
50	Fedex Corp.	2.65		04/01/07	48,617

	Airlines (0.2%)
104	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	107,870
45	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	45,096
					152,966
	Apparel/Footwear Retail (0.0%)
45	Limited Brands, Inc.	6.95		03/01/33	44,059

	Beverages: Alcoholic (0.1%)
70	FBG Finance Ltd.- 144A** (Australia)	5.125		06/15/15	65,680
70	Miller Brewing Co. - 144A**	4.25		08/15/08	68,329
					134,009
	Cable/Satellite T.V. (0.1%)
10	Comcast Cable Communications Inc.	6.75		01/30/11	10,406
10	Comcast Corp.	7.625		02/15/08	10,347
55	TCI Communications, Inc.	7.875		02/15/26	60,460
					81,213
	Casino/Gaming (0.1%)
90	Harrah’s Operating Co., Inc.	5.625		06/01/15	86,387

	Chemicals: Major Diversified (0.0%)
40	ICI Wilmington Inc.	4.375		12/01/08	38,589

	Containers/Packaging (0.1%)
90	Sealed Air Corp. - 144A**	5.625		07/15/13	87,600

	Electric Utilities (1.0%)
70	Ameren Corp.	4.263		05/15/07	69,093
70	Arizona Public Service Co.	5.80		06/30/14	69,062
20	Arizona Public Service Co.	6.75		11/15/06	20,143
70	Carolina Power & Light Co.	5.125		09/15/13	68,008
75	CC Funding Trust I	6.90		02/16/07	75,833
45	Cincinnati Gas & Electric Co.	5.70		09/15/12	44,886
30	Consolidated Natural Gas Co.	5.00		12/01/14	28,174
60	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	61,378
45	Consumers Energy Co.	4.80		02/17/09	44,114
40	Detroit Edison Co. (The)	6.125		10/01/10	40,933
30	Entergy Gulf States, Inc.	3.60		06/01/08	28,706
45	Entergy Gulf States, Inc.	5.22	†	12/01/09	44,525
95	FPL Group Capital Inc.	3.25		04/11/06	94,969
70	Pacific Gas & Electric Co.	6.05		03/01/34	68,728
15	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	14,629
45	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	43,652
35	Texas Eastern Transmission, LP	7.00		07/15/32	38,971
55	Wisconsin Electric Power Co.	3.50		12/01/07	53,388
					909,192
	Electrical Products (0.1%)
70	Cooper Industries Inc.	5.25		07/01/07	69,722
65	Cooper Industries Inc. - 144A**	5.25		11/15/12	63,854
					133,576
	Electronics/Appliances (0.0%)
45	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	43,418

	Finance/Rental/Leasing (0.6%)
55	CIT Group, Inc.	2.875		09/29/06	54,416
95	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	90,953

4

95	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	91,207
135	Residential Capital Corp.	6.375		06/30/10	136,126
45	SLM Corp.	4.00		01/15/10	42,479
80	SLM Corp. (Series MTNA)	5.00		10/01/13	76,763
					491,944
	Financial Conglomerates (0.5%)
105	Bank One Corp. (Series MTNA)	6.00		02/17/09	106,770
75	Chase Manhattan Corp.	6.00		02/15/09	76,202
60	Citigroup Inc.	5.75		05/10/06	60,045
40	General Electric Capital Corp.	4.25		12/01/10	38,212
10	General Electric Capital Corp. (Series MTNA)	5.875		02/15/12	10,229
100	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	111,717
					403,175
	Food: Major Diversified (0.1%)
40	Heinz (H.J.) Co. - 144A**	6.428		12/01/08	40,731
25	Kraft Foods Inc.	5.25		06/01/07	24,955
30	ConAgra Foods, Inc.	7.00		10/01/28	31,127
30	ConAgra Foods, Inc.	8.25		09/15/30	35,248
					132,061
	Food: Retail(0.1%)
55	Fred Meyer, Inc.	7.45		03/01/08	56,864

	Forest Products (0.0%)
5	Weyerhaeuser Co.	6.125		03/15/07	5,023

	Gas Distributors (0.1%)
45	NiSource Finance Corp.	5.344	†	11/23/09	45,189
45	Sempra Energy	4.621		05/17/07	44,612
					89,801
	Home Furnishings (0.1%)
45	Mohawk Industries, Inc.	6.125		01/15/16	44,637
40	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	41,892
					86,529
	Hotels/Resorts/Cruiselines (0.1%)
70	Hyatt Equities LLC - 144A**	6.875		06/15/07	70,989

	Household/Personal Care (0.1%)
85	Clorox Co. (The)	5.025	†	12/14/07	85,218

	Industrial Conglomerates (0.1%)
50	Textron Financial Corp.	4.125		03/03/08	48,946
65	Textron Financial Corp.	5.125		02/03/11	63,927
					112,873
	Insurance Brokers/Services (0.3%)
200	Farmers Exchange Capital - 144A**	7.05		07/15/28	203,428
110	Marsh & McLennan Companies, Inc.	5.375		07/15/14	105,590
					309,018
	Major Banks (0.1%)
30	Bank of New York Co., Inc. (The)	5.20		07/01/07	29,948
55	HSBC Finance Corp.	6.75		05/15/11	57,965
					87,913
	Major Telecommunications (0.6%)
75	Deutsche Telekom International Finance Corp. BV (Netherlands)	8.25	†	06/15/30	89,976
75	France Telecom S.A. (France)	8.50	†	03/01/31	93,958
45	SBC Communications, Inc.	6.15		09/15/34	42,873

5

15	Sprint Capital Corp.	8.75	03/15/32	18,809
45	Telecom Italia Capital SpA (Luxembourg)	4.00	11/15/08	43,387
60	Telecom Italia Capital SpA (Luxembourg)	4.00	01/15/10	56,454
160	Verizon New England Inc.	6.50	09/15/11	162,617
				508,074
	Managed Health Care (0.1%)
60	WellPoint Health Networks Inc.	6.375	06/15/06	60,155
5	WellPoint Inc.	3.75	12/14/07	4,871
				65,026
	Media Conglomerates (0.1%)
30	News America Holdings, Inc.	7.75	02/01/24	32,514
15	News America Inc.	7.28	06/30/28	15,593
20	News America Inc. - 144A*	6.40	12/15/35	19,184
				67,291
	Motor Vehicles (0.0%)
35	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	41,061

	Multi-Line Insurance (0.4%)
180	AIG Sun America Global Finance VI - 144A**	6.30	05/10/11	186,993
80	American General Finance Corp. (Series MTNH)	4.625	09/01/10	77,132
35	AXA Financial Inc.	6.50	04/01/08	35,765
30	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	29,875
30	International Lease Finance Corp.	3.75	08/01/07	29,363
				359,128
	Other Metals/Minerals (0.1%)
70	Brascan Corp. (Canada)	7.125	06/15/12	74,473

	Property - Casualty Insurers (0.5%)
200	Mantis Reef Ltd. - 144A** (Australia)	4.692	11/14/08	194,644
55	Platinum Underwriters Finance Holdings, Ltd. (Series B) (Bahamas)	6.371	11/16/07	54,803
45	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	45,246
70	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	69,399
100	XLLIAC Global Funding - 144A**	4.80	08/10/10	97,027
				461,119
	Pulp & Paper (0.1%)
50	Sappi Papier Holding AG - 144A** (Austria)	6.75	06/15/12	47,623

	Railroads (0.2%)
37	Burlington North Santa Fe Railway Co.	4.575	01/15/21	35,025
45	Burlington North Santa Fe Railway Co.	6.125	03/15/09	45,992
45	Norfolk Southern Corp.	7.35	05/15/07	46,043
35	Union Pacific Corp.	6.625	02/01/08	35,741
10	Union Pacific Corp.	6.65	01/15/11	10,433
25	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	25,564
				198,798
	Real Estate Development (0.2%)
160	World Financial Properties - 144A** (Series 1996 WFP- B)	6.91	09/01/13	168,275

	Real Estate Investment Trusts (0.1%)
10	EOP Operating L.P.	4.75	03/15/14	9,224
25	EOP Operating L.P.	6.763	06/15/07	25,389
10	EOP Operating L.P.	7.875	07/15/31	11,334
				45,947
	Regional Banks (0.1%)
110	Marshall & Ilsley Bank (Series BKNT)	3.80	02/08/08	107,235

	Savings Banks (0.3%)
40	Household Finance Corp.	4.125	12/15/08	38,806
20	Household Finance Corp.	5.875	02/01/09	20,291
15	Household Finance Corp.	6.375	10/15/11	15,582

6

65	Household Finance Corp.	6.40		06/17/08	66,457
55	Washington Mutual Bank	5.50		01/15/13	54,435
45	Washington Mutual Inc.	8.25		04/01/10	49,017
					244,588
	Trucks/Construction/Farm Machinery (0.1%)
20	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	19,507
80	Caterpillar Financial Services Corp. (Series MTNF)	4.84	†	08/20/07	80,118
					99,625
	Wireless Telecommunications (0.1%)
70	Vodafone Group PLC (United Kingdom)	4.611	†	12/28/07	70,056

	TOTAL CORPORATE BONDS
	(Cost $6,508,454)				6,452,302

	FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
45	United Mexican States (Mexico) (Series MTN)
	(Cost $51,525)	8.30		08/15/31	54,495

	U.S. GOVERNMENT OBLIGATIONS (11.0%)
	U.S. Treasury Bonds
410		6.375		08/15/27	479,508
1,540		7.625		02/15/25	2,013,430
200		8.125		08/15/19	259,594
540		8.125		08/15/21	714,825
200		8.50		02/15/20	268,281
	U.S. Treasury Notes
275	††	3.875		02/15/13	259,754
3,760		4.25		08/15/13	3,617,534
625		4.25		11/15/13	600,489
90		4.625		05/15/06	90,014
550		5.00		02/15/11	554,641
425		8.75		08/15/20	583,877
	U.S. Treasury Strips
160		0.00		02/15/25	61,530
300		0.00		02/15/25	115,793
425		0.00		02/15/27	149,202
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost $10,014,474)				9,768,472

	MORTGAGE-BACKED SECURITIES (5.9%)
	Federal Home Loan Mortgage Corp.
224		6.50		03/01/33	229,406
1		7.50		08/01/30	1,235
211	Federal Home Loan Mortgage Corp. (Gold)	7.50		09/01/25 - 06/01/32	220,168

	Federal National Mortgage Assoc.
350	(ARM)	.25	†	04/25/36	361,485
525	(ARM)	2.236	†	04/01/36	548,214
123	(ARM)	4.627	†	07/01/33	122,999
250	(ARM)	5.386	†	03/01/36	255,794
250	(ARM)	5.661	†	03/01/36	257,995
574	(ARM)	5.708	†	01/01/36	593,648
548	(ARM)	5.78	†	01/01/36	565,529
238		6.50		01/01/32	243,760

7

950		7.00	05/01/31 - 04/01/35	979,479
174	†††	7.00	04/01/36	180,250
334		7.50	08/01/29 - 09/01/35	349,583
263		8.00	12/01/28 - 01/01/32	280,878
60	Government National Mortgage Association	7.50	08/15/23 - 10/15/29	63,507

	Total Mortgage-Backed Securities
	(Cost $5,272,527)			5,253,930

	Asset-Backed Securities (5.6%)
	Finance/Rental/Leasing
150	American Express Credit Account Master Trust 2002-3 A	4.859	† 12/15/09	150,264
300	American Express Credit Account Master Trust 2003-3 A	4.859	† 11/15/10	300,779
175	Banc of America Securities Auto Trust 2005-WF1 A3	3.99	08/18/09	172,454
100	Capital Auto Receivables Asset Trust 2004-2 A	3.35	02/15/08	98,912
175	Capital Auto Receivables Asset Trust 2005-1 A4	4.05	07/15/09	172,674
150	Caterpillar Financial Asset Trust 2005-A A3	3.90	02/25/09	147,906
215	Chase Credit Card Master Trust 2001-4 A	5.50	11/17/08	215,500
62	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	60,660
100	CNH Equipment Trust 2005-A A3	4.02	04/15/09	98,645
225	CNH Equipment Trust 2005-B A3	4.27	01/15/10	221,562
125	DaimlerChrysler Auto Trust 2005-B A3	4.04	09/08/09	123,393
125	Ford Credit Auto Owner Trust 2005-B A3	4.17	01/15/09	123,887
100	Ford Credit Auto Owner Trust 2006-A A3	5.05	03/15/10	99,703
150	GE Dealer Floorplan Master Note Trust 2004-1 A	4.826	† 07/20/08	150,092
175	GE Equipment Small Ticket LLC -2005-2A	4.88	10/22/09	173,844
200	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	195,397
125	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	122,492
100	Hertz Vehicle Financing LLC 2005-2A A2	4.93	02/25/10	98,906
100	Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	98,697
150	Honda Auto Receivables Owner Trust 2005-3 A3	3.87	04/20/09	147,536
125	Honda Auto Receivables Owner Trust 2005-6 A3	4.85	10/19/09	124,381
100	Hyundai Auto Receivables Trust 2005-A A3	3.98	11/16/09	98,058
100	MBNA Master Credit Card Trust 1999-B A	5.90	08/15/11	102,122
200	Merrill Auto Trust Securitization 2005-1 A3	4.10	08/25/09	197,125
125	National City Auto Receivables Trust 2004-A A4	2.88	05/15/11	120,272
175	Nissan Auto Receivables Owner Trust 2005-B A3	3.99	07/15/09	172,591
50	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	48,620
200	USAA Auto Owner Trust 2004-2 A-4	3.58	02/15/11	195,660
199	USAA Auto Owner Trust 2004-3 A3	3.16	02/17/09	196,646
125	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	123,439
125	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	123,825
175	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80	07/20/09	174,092
69	Wachovia Auto Owner Trust 2004-B A3	2.91	04/20/09	68,444
75	Wachovia Auto Owner Trust 2005-A A3	4.06	09/21/09	74,001
125	Wachovia Auto Owner Trust 2005-B A3	4.79	04/20/10	124,219
70	World Omni Auto Receivables Trust 2004-A A3	3.29	11/12/08	69,504

	TOTAL ASSET-BACKED SECURITIES
	(Cost $5,034,264)			4,986,302

	Collateralized Mortgage Obligations (0.4%)
191	Freddie Mac Whole Loan 2005-S001-2 A2	4.968	† 09/25/45	191,643
377	Fannie Mae 2005-68 X1 (IO)	6.00	08/25/35	128,013
3,060	Fannie Mae 2006 - 28 IP (IO)	.72	† 03/25/36	83,670

	Total Collateralized Mortgage Obligations
	(Cost $340,747)			403,326

8

	SHORT-TERM INVESTMENTS (4.1%)
	REPURCHASE AGREEMENT (3.7%)
3,294	Joint repurchase agreement account
	(dated 03/31/06; proceeds $3,295,313) (b) (Cost $3,294,000)	4.785	04/03/06	3,294,000

	U.S. Government Agencies & Obligations (0.4%)
270	Federal National Mortgage Assoc.			266,860
100	U.S. Treasury Bills *** (Cost $365,676)			98,805
				365,665
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,659,676)			3,659,665

	TOTAL INVESTMENTS
	(Cost $80,134,479) (c)(d)		101.8%	90,711,861
	LIABILITIES IN EXCESS OF OTHER ASSETS		(1.8)	(1,623,987)
	NET ASSETS		100.0%	$89,087,874

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest only security.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $2,300.
†	Floating rate security, rate shown is the rate in effect at March 31, 2006.
††	Security purchased on a forward commitment basis.
†††	Security purchased on a forward commitment basis with approximate principal amount and no definite maturity date; The actual principal amount and maturity date will be determined upon settlement.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $4,362,029, in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,278,772 and the aggregate gross unrealized depreciation is $2,701,390, resulting in net unrealized appreciation of $10,577,382.

9

MORGAN STANLEY SELECT BALANCED GROWTH

FUTURES CONTRACTS OPEN AT MARCH 31, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH, AND YEAR	AMOUNT OF VALUE	(DEPRECIATION)

5	Long	U.S. Treasury Notes 5 Year, March 2006	$522,188	$(1,967)
3	Long	U.S. Treasury Bond 20 Year, March 2006	327,469	(3,665)
10	Short	U.S. Treasury Notes 2 Year, March 2006	(2,038,594)	4,358

	Net unrealized depreciation			$(1,274)

10

Morgan Stanley Select Dimensions Utilities Portfolio

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (97.8%)
	Electric Utilities (53.8%)
95,000	AES Corp. (The)*	$1,620,700
38,000	Allegheny Energy, Inc. *	1,286,300
29,000	Ameren Corp.	1,444,780
43,000	American Electric Power Co., Inc.	1,462,860
31,000	CMS Energy Corp. *	401,450
25,000	Consolidated Edison, Inc.	1,087,500
22,000	Constellation Energy Group, Inc.	1,203,620
27,000	Dominion Resources, Inc.	1,863,810
34,000	DPL, Inc.	918,000
57,710	Duke Energy Corp.	1,682,246
56,000	Edison International	2,306,080
30,500	Entergy Corp.	2,102,670
37,000	Exelon Corp.	1,957,300
36,000	FirstEnergy Corp.	1,760,400
58,000	FPL Group, Inc.	2,328,120
22,000	Mirant Corp. *	550,000
37,000	NSTAR	1,058,570
54,000	PG&E Corp.	2,100,600
16,400	Pinnacle West Capital Corp.	641,240
35,000	PNM Resources Inc.	854,000
76,000	PPL Corp.	2,234,400
5,000	Reliant Energy, Inc. *	52,900
50,000	SCANA Corp.	1,962,000
49,000	Southern Co. (The)	1,605,730
27,000	TECO Energy, Inc.	435,240
43,000	TXU Corp.	1,924,680
46,000	Wisconsin Energy Corp.	1,839,540
		38,684,736
	Energy (27.0%)
50,000	AGL Resources, Inc.	1,802,500
4,000	Anadarko Petroleum Corp.	404,040
40,000	Distributed Energy Systems	284,000
24,000	El Paso Corp.	289,200
47,000	Equitable Resources, Inc.	1,715,970
40,000	FuelCell Energy, Inc. *	458,800
15,600	KeySpan Corp.	637,572
17,000	Kinder Morgan, Inc.	1,563,830
52,500	MDU Resources Group, Inc.	1,756,125
32,000	New Jersey Resources Corp.	1,448,000
10,000	Nexen Inc.	550,400
42,000	NRG Energy, Inc. *	1,899,240
24,000	Peabody Energy Corp.	1,209,840
24,000	Questar Corp.	1,681,200
46,000	Sempra Energy	2,137,160
72,000	Williams Companies, Inc. (The)	1,540,080
		19,377,957
	Telecommunications (17.0%)
25,160	ALLTEL Corp.	1,629,110
51,000	American Tower Corp. (Class A)*	1,546,320
54,272	AT&T Inc.	1,467,515
44,500	BellSouth Corp.	1,541,925
16,625	CenturyTel, Inc.	650,370
87,025	Sprint Nextel Corp.	2,248,726
22,400	Telefonica de Espana S.A. (ADR) (Spain)	1,052,128
54,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	1,213,920
26,394	Verizon Communications Inc.	898,980
		12,248,994
	TOTAL COMMON STOCKS
	(Cost $44,407,451)	70,311,687

1

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	CORPORATE BONDS (1.0%)
	Electric Utilities (0.7%)
$15	Appalachian Power Co. (Series G)	3.60%		05/15/08	14,461
25	Carolina Power & Light Co.	5.125		09/15/13	24,289
45	Cleco Power LLC	5.375		05/01/13	43,503
50	Commonwealth Edison Co. (Series 98)	6.15		03/15/12	50,925
35	Duquesne Light Co. (Series O)	6.70		04/15/12	36,933
10	Entergy Gulf States, Inc.	3.60		06/01/08	9,569
10	Entergy Gulf States, Inc.	5.22	†	12/01/09	9,894
25	FirstEnergy Corp. (Series B)	6.45		11/15/11	25,899
15	Indianapolis Power & Light Co. - 144A**	6.30		07/01/13	15,332
40	Jersey Central Power & Light Co. (Series MTN)	6.45		05/15/06	40,053
20	Pacific Gas & Electric Co.	6.05		03/01/34	19,636
30	Pinnacle West Capital Corp.	6.40		04/01/06	30,000
55	Public Service Co. of New Mexico (Series B)	7.50		08/01/18	60,269
30	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	29,101
30	Texas-New Mexico Power Co.	6.25		01/15/09	30,419
20	TXU Energy Co.	7.00		03/15/13	20,860
					461,143
	Energy (0.0%)
15	Panhandle Eastern Pipe Line Co.	4.80		08/15/08	14,737
10	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	9,753
					24,490
	Telecommunications (0.3%)
10	AT&T Corp.	9.05		11/15/11	10,822
60	France Telecom S.A. (France)	8.50		03/01/31	75,166
85	GTE Corp.	7.90		02/01/27	88,895
30	SBC Communications, Inc.	6.15		09/15/34	28,582
20	Sprint Capital Corp.	8.375		03/15/12	22,625
15	Sprint Capital Corp.	8.75		03/15/32	18,809
					244,899
	TOTAL CORPORATE BONDS
	(Cost $726,136)				730,532

	U.S. GOVERNMENT OBLIGATION (0.1%)
100	U.S. Treasury Strip
	(Cost $33,312)	0.00		02/15/25	38,598

	SHORT-TERM INVESTMENT (1.4%)
	REPURCHASE AGREEMENT
1,037	Joint repurchase agreement account
	(dated 03/31/06; proceeds $1,037,414 (a) (Cost $1,037,000)	4.785		04/03/06	1,037,000

	TOTAL INVESTMENTS
	(Cost $46,203,899) (b)			100.3%	72,117,817
	OTHER LIABILITIES IN EXCESS OF ASSETS			(0.3)	(208,012)
	NET ASSETS			100.0%	$71,909,805

2

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	Floating rate security. The rate shown is the rate in effect as of March 31, 2006.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $26,566,999 and the aggregate gross unrealized depreciation is $653,081, resulting in net unrealized appreciation of $25,913,918.

3

Morgan Stanley Select Dimensions - Dividend Growth Portfolio

Portfolio of Investments March 31, 2006  (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.9%)
	Aerospace & Defense (2.0%)
12,800	L-3 Communications Holdings, Inc.	$1,098,112
69,763	Northrop Grumman Corp.	4,764,115
		5,862,227
	Apparel/Footwear (2.0%)
17,300	Nike, Inc. (Class B)	1,472,230
75,228	V.F. Corp.	4,280,473
		5,752,703
	Auto Parts: O.E.M. (0.6%)
23,751	Johnson Controls, Inc.	1,803,413

	Beverages: Alcoholic (0.3%)
13,900	Diageo PLC (ADR (United Kingdom)	881,677

	Beverages: Non-Alcoholic (1.0%)
67,641	Coca-Cola Co. (The)	2,832,129

	Biotechnology (0.9%)
34,007	Genentech, Inc.*	2,873,932

	Chemicals: Agricultural (1.8%)
60,981	Monsanto Co.	5,168,140

	Computer Communications (0.9%)
123,300	Cisco Systems, Inc.*	2,671,911

	Computer Peripherals (1.1%)
113,700	EMC Corp.*	1,549,731
63,800	Seagate Technology (Cayman Islands)*	1,679,854
		3,229,585
	Computer Processing Hardware (0.9%)
20,112	Apple Computer, Inc.*	1,261,425
47,800	Dell Inc.*	1,422,528
		2,683,953
	Contract Drilling (0.3%)
11,300	Transocean Inc. (Cayman Islands)*	907,390

	Discount Stores (2.9%)
161,324	Target Corp.	8,390,461

	Drugstore Chains (2.4%)
230,702	CVS Corp.	6,891,069

	Electric Utilities (2.3%)
74,748	Exelon Corp.	3,954,169
64,379	FPL Group, Inc.	2,584,173
		6,538,342
	Financial Conglomerates (5.5%)
97,800	American Express Co.	5,139,390
84,389	Citigroup Inc.	3,986,536
67,310	JPMorgan Chase & Co.	2,802,788
37,059	UBS AG (Switzerland)	4,075,378
		16,004,092

1

	Financial Publishing/Services (1.5%)
72,911	McGraw-Hill Companies, Inc. (The)	4,201,132

	Food: Major Diversified (3.9%)
193,232	PepsiCo, Inc.	11,166,877

	Food: Specialty/Candy (1.0%)
34,300	Hershey Co. (The)	1,791,489
15,800	Wrigley (Wm.) Jr. Co.	1,011,200
		2,802,689
	Home Improvement Chains (1.5%)
100,668	Home Depot, Inc. (The)	4,258,256

	Hotels/Resorts/Cruiselines (1.0%)
43,200	Starwood Hotels & Resorts Worldwide, Inc.	2,925,936

	Household/Personal Care (3.3%)
165,485	Procter & Gamble Co. (The)	9,535,246

	Industrial Conglomerates (9.1%)
106,700	3M Co.	8,076,123
233,523	General Electric Co.	8,121,930
174,436	United Technologies Corp.	10,112,055
		26,310,108
	Information Technology Services (1.1%)
40,318	International Business Machines Corp.	3,325,025

	Insurance Brokers/Services (0.6%)
60,000	Marsh & McLennan Companies, Inc.	1,761,600

	Integrated Oil (6.4%)
112,400	BP PLC (ADR) (United Kingdom)	7,748,856
34,300	ConocoPhillips	2,166,045
143,629	Exxon Mobil Corp.	8,741,261
		18,656,162
	Internet Software/Services (1.6%)
8,800	Google, Inc. (Class A)*	3,432,000
37,497	Yahoo!, Inc.*	1,209,653
		4,641,653
	Investment Banks/Brokers (3.7%)
20,283	Goldman Sachs Group, Inc. (The)	3,183,620
84,098	Merrill Lynch & Co., Inc.	6,623,559
40,000	Nomura Holdings, Inc. (Japan)	892,023
		10,699,202
	Investment Managers (2.7%)
10,900	Legg Mason, Inc.	1,366,097
183,092	Mellon Financial Corp.	6,518,075
		7,884,172
	Life/Health Insurance (1.5%)
81,552	Lincoln National Corp.	4,451,924

	Major Banks (2.2%)
106,296	Bank of America Corp.	4,840,720
42,100	Bank of New York Co., Inc. (The)	1,517,284
		6,358,004
	Major Telecommunications (1.5%)
20,900	ALLTEL Corp.	1,353,275
111,900	Sprint Nextel Corp.	2,891,496
		4,244,771
	Managed Health Care (4.2%)
97,027	Caremark Rx, Inc.*	4,771,788
132,756	UnitedHealth Group, Inc.	7,415,750
		12,187,538

2

	Medical Specialties (3.9%)
23,858	Alcon, Inc. (Switzerland)	2,487,435
90,500	Boston Scientific Corp.*	2,086,025
41,008	Fisher Scientific International Inc.*	2,790,594
75,400	Medtronic, Inc.	3,826,550
		11,190,604
	Office Equipment/Supplies (2.3%)
156,789	Pitney Bowes Inc.	6,730,952

	Oil & Gas Production (2.3%)
152,041	XTO Energy, Inc.	6,624,426

	Oilfield Services/Equipment (1.9%)
74,744	Halliburton Co.	5,457,807

	Other Metals/Minerals (1.1%)
38,700	Phelps Dodge Corp.	3,116,511

	Packaged Software (3.2%)
285,261	Microsoft Corp.	7,761,952
99,900	Oracle Corp.*	1,367,631
		9,129,583
	Pharmaceuticals: Major (5.3%)
88,919	Johnson & Johnson	5,265,783
80,300	Pfizer Inc.	2,001,076
169,388	Wyeth	8,218,706
		15,485,565
	Property - Casualty Insurers (0.9%)
42,800	XL Capital Ltd. (Class A) (Cayman Islands)	2,743,908

	Regional Banks (0.4%)
29,600	Fifth Third Bancorp	1,165,056

	Semiconductors (2.0%)
19,900	Broadcom Corp. (Class A)*	858,884
148,522	Texas Instruments Inc.	4,822,509
		5,681,393
	Telecommunication Equipment (2.1%)
66,100	Nokia Corp. (ADR) (Finland)	1,369,592
94,570	QUALCOMM, Inc.	4,786,188
		6,155,780
	Tobacco (1.8%)
72,789	Altria Group, Inc.	5,157,829

	TOTAL COMMON STOCKS
	(Cost $224,431,489)	286,540,733

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (1.2%)
	REPURCHASE AGREEMENT
$3,459	Joint repurchase agreement account 4.785% due 04/03/06 (dated 3/31/06; proceeds $3,460,379) (a)
	(Cost $3,459,000)		3,459,000

	TOTAL INVESTMENTS
	(Cost $227,890,489) (b)	100.1%	289,999,733
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(390,265)
	NET ASSETS	100.0%	$289,609,468

3

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost is $64,647,410 and the aggregate gross unrealized depreciation is $2,538,166 resulting in net unrealized appreciation of $62,109,244.

4

Morgan Stanley Select Dimensions Equally-Weighted S&P 500 Portfolio

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.4%)
	Advertising/Marketing Services (0.4%)
44,763	Interpublic Group of Companies, Inc. (The) *	$427,934
5,469	Omnicom Group, Inc.	455,294
		883,228
	Aerospace & Defense (1.6%)
5,788	Boeing Co.	451,059
6,898	General Dynamics Corp.	441,334
10,378	Goodrich Corp.	452,585
5,183	L-3 Communications Holdings, Inc.	444,650
5,933	Lockheed Martin Corp.	445,746
6,453	Northrop Grumman Corp.	440,675
9,863	Raytheon Co.	452,120
8,287	Rockwell Collins, Inc.	466,972
		3,595,141
	Agricultural Commodities/Milling (0.2%)
12,780	Archer-Daniels-Midland Co.	430,047

	Air Freight/Couriers (0.4%)
3,921	FedEx Corp.	442,838
5,774	United Parcel Service, Inc. (Class B)	458,340
		901,178
	Airlines (0.2%)
26,092	Southwest Airlines Co.	469,395

	Aluminum (0.2%)
14,966	Alcoa, Inc.	457,361

	Apparel/Footwear (1.2%)
10,686	Cintas Corp.	455,437
12,676	Coach, Inc. *	438,336
14,620	Jones Apparel Group, Inc.	517,109
11,769	Liz Claiborne, Inc.	482,294
5,275	Nike, Inc. (Class B)	448,902
8,066	V.F. Corp.	458,955
		2,801,033
	Apparel/Footwear Retail (0.8%)
24,732	Gap, Inc. (The)	461,994
18,598	Limited Brands, Inc.	454,907
10,932	Nordstrom, Inc.	428,316
17,651	TJX Companies, Inc. (The)	438,098
		1,783,315
	Auto Parts: O.E.M. (0.4%)
6,265	Eaton Corp.	457,157
5,936	Johnson Controls, Inc.	450,720
		907,877
	Automotive Aftermarket (0.4%)
30,509	Cooper Tire & Rubber Co.	437,499
32,820	Goodyear Tire & Rubber Co. (The) *	475,234
		912,733
	Beverages: Alcoholic (0.7%)
10,402	Anheuser-Busch Companies, Inc.	444,894
5,501	Brown-Forman Corp. (Class B)	423,412
17,154	Constellation Brands Inc. (Class A) *	429,708
6,442	Molson Coors Brewing Co. (Class B)	442,050
		1,740,064

	Beverages: Non-Alcoholic (0.6%)
10,649	Coca-Cola Co. (The)	445,874
22,054	Coca-Cola Enterprises Inc.	448,578
14,897	Pepsi Bottling Group, Inc. (The)	452,720
		1,347,172
	Biotechnology (1.3%)
6,152	Amgen Inc. *	447,558
9,161	Biogen Idec Inc. *	431,483
9,786	Chiron Corp. *	448,297
6,478	Genzyme Corp. *	435,451
7,118	Gilead Sciences, Inc. *	442,882
12,440	MedImmune, Inc. *	455,055
6,152	Millipore Corp. *	449,465
		3,110,191
	Broadcasting (0.4%)
15,312	Clear Channel Communications, Inc.	444,201
13,219	Univision Communications, Inc. (Class A) *	455,659
		899,860
	Building Products (0.4%)
10,832	American Standard Companies, Inc.	464,259
13,977	Masco Corp.	454,113
		918,372
	Cable/Satellite TV (0.2%)
16,733	Comcast Corp. (Class A) *	437,735

	Casino/Gaming (0.4%)
6,027	Harrah’s Entertainment, Inc.	469,865
12,882	International Game Technology	453,704
		923,569
	Chemicals: Agricultural (0.2%)
5,301	Monsanto Co.	449,260

	Chemicals: Major Diversified (1.2%)
10,317	Dow Chemical Co. (The)	418,870
10,588	Du Pont (E.I.) de Nemours & Co.	446,919
8,626	Eastman Chemical Co.	441,479
11,379	Engelhard Corp.	450,722
34,268	Hercules Inc. *	472,898
9,132	Rohm & Haas Co.	446,281
		2,677,169
	Chemicals: Specialty (0.8%)
6,855	Air Products & Chemicals, Inc.	460,587
6,711	Ashland Inc.	477,018
7,929	Praxair, Inc.	437,284
6,979	Sigma-Aldrich Corp.	459,148
933	Tronox Inc. (Class B)	15,855
		1,849,892
	Commercial Printing/Forms (0.2%)
13,635	Donnelley (R.R.) & Sons Co.	446,137

	Computer Communications (0.6%)
37,868	Avaya Inc. *	427,908
20,843	Cisco Systems, Inc. *	451,668
22,497	QLogic Corp. *	435,317
		1,314,893
	Computer Peripherals (0.6%)
32,011	EMC Corp. *	436,310
9,830	Lexmark International, Inc. (Class A) *	446,085
12,857	Network Appliance, Inc. *	463,238
5,600	Seagate Technology Inc. (Escrow) (a)	0
		1,345,633

	Computer Processing Hardware (1.2%)
6,969	Apple Computer, Inc. *	437,096
15,496	Dell, Inc. *	461,161
186,209	Gateway, Inc. *	407,798
13,192	Hewlett-Packard Co.	434,017
11,420	NCR Corp. *	477,242
94,868	Sun Microsystems, Inc. *	486,673
		2,703,987
	Construction Materials (0.2%)
5,202	Vulcan Materials Co.	450,753

	Containers/Packaging (1.0%)
10,165	Ball Corp.	445,532
13,688	Bemis Company, Inc.	432,267
18,706	Pactiv Corp. *	459,045
7,670	Sealed Air Corp.	443,863
10,138	Temple-Inland Inc.	451,648
		2,232,355
	Contract Drilling (0.8%)
6,838	Nabors Industries, Ltd. (Bermuda) *	489,464
5,670	Noble Corp. (Cayman Islands)	459,837
10,796	Rowan Companies, Inc.	474,592
5,626	Transocean Inc. (Cayman Islands) *	451,768
		1,875,661
	Data Processing Services (1.4%)
7,144	Affiliated Computer Services, Inc. (Class A) *	426,211
9,555	Automatic Data Processing, Inc.	436,472
7,920	Computer Sciences Corp. *	439,956
25,635	Convergys Corp. *	466,813
9,513	First Data Corp.	445,399
10,630	Fiserv, Inc. *	452,307
11,171	Paychex, Inc.	465,384
		3,132,542
	Department Stores (0.8%)
17,011	Dillard’s, Inc. (Class A)	442,966
6,239	Federated Department Stores, Inc.	455,447
8,504	Kohl’s Corp. *	450,797
7,186	Penney (J.C.) Co., Inc.	434,106
		1,783,316
	Discount Stores (1.3%)
32,187	Big Lots, Inc. *	449,331
8,064	Costco Wholesale Corp.	436,746
24,979	Dollar General Corp.	441,379
17,056	Family Dollar Stores, Inc.	453,690
3,340	Sears Holdings Corp. *	441,682
8,381	Target Corp.	435,896
9,651	Wal-Mart Stores, Inc.	455,913
		3,114,637
	Drugstore Chains (0.4%)
15,224	CVS Corp.	454,741
9,943	Walgreen Co.	428,842
		883,583
	Electric Utilities (5.0%)
25,647	AES Corp. (The) *	437,538
12,503	Allegheny Energy, Inc. *	423,227
8,865	Ameren Corp.	441,654
12,694	American Electric Power Co., Inc.	431,850
36,021	CenterPoint Energy, Inc.	429,731
9,841	Cinergy Corp.	446,880
32,536	CMS Energy Corp. *	421,341
9,994	Consolidated Edison, Inc.	434,739
8,064	Constellation Energy Group, Inc.	441,181
6,152	Dominion Resources, Inc.	424,673
10,507	DTE Energy Co.	421,226

15,307	Duke Energy Corp.	446,199
10,395	Edison International	428,066
6,233	Entergy Corp.	429,703
8,039	Exelon Corp.	425,263
8,839	FirstEnergy Corp.	432,227
11,094	FPL Group, Inc.	445,313
11,193	PG&E Corp.	435,408
11,238	Pinnacle West Capital Corp.	439,406
14,565	PPL Corp.	428,211
9,965	Progress Energy, Inc.	438,261
6,599	Public Service Enterprise Group, Inc.	422,600
13,332	Southern Co. (The)	436,890
27,081	TECO Energy, Inc.	436,546
9,096	TXU Corp.	407,137
24,358	Xcel Energy, Inc.	442,098
		11,247,368
	Electrical Products (0.8%)
20,108	American Power Conversion Corp.	464,696
5,318	Cooper Industries Ltd. (Class A) (Bermuda)	462,134
5,260	Emerson Electric Co.	439,894
13,639	Molex Inc.	452,815
		1,819,539
	Electronic Components (0.6%)
11,862	Jabil Circuit, Inc. *	508,405
110,177	Sanmina-SCI Corp. *	451,726
114,372	Solectron Corp. *	457,488
		1,417,619
	Electronic Equipment/Instruments (1.4%)
11,884	Agilent Technologies, Inc. *	446,244
111,265	JDS Uniphase Corp. *	463,975
6,191	Rockwell Automation, Inc.	445,195
41,725	Symbol Technologies, Inc.	441,451
12,279	Tektronix, Inc.	438,483
12,552	Thermo Electron Corp. *	465,554
29,200	Xerox Corp. *	443,840
		3,144,742
	Electronic Production Equipment (0.8%)
25,765	Applied Materials, Inc.	451,145
9,195	KLA-Tencor Corp.	444,670
18,333	Novellus Systems, Inc. *	439,992
30,122	Teradyne, Inc. *	467,192
		1,802,999
	Electronics/Appliance Stores (0.6%)
7,906	Best Buy Co., Inc.	442,183
17,769	Circuit City Stores - Circuit City Group	434,985
23,780	RadioShack Corp.	457,289
		1,334,457
	Electronics/Appliances (0.8%)
15,157	Eastman Kodak Co.	431,065
3,945	Harman International Industries, Inc.	438,408
26,967	Maytag Corp.	575,206
5,231	Whirlpool Corp.	478,480
		1,923,159
	Engineering & Construction (0.2%)
5,346	Fluor Corp.	458,687

	Environmental Services (0.4%)
39,528	Allied Waste Industries, Inc. *	483,823
13,046	Waste Management, Inc.	460,524
		944,347
	Finance/Rental/Leasing (1.3%)
5,502	Capital One Financial Corp.	443,021
8,390	CIT Group, Inc.	449,033

12,384	Countrywide Financial Corp.	454,493
8,439	Fannie Mae	433,765
7,014	Freddie Mac	427,854
9,948	Ryder System, Inc.	445,471
8,193	SLM Corp.	425,544
		3,079,181
	Financial Conglomerates (1.2%)
8,246	American Express Co.	433,327
9,505	Citigroup, Inc.	449,016
11,030	JPMorgan Chase & Co.	459,289
8,986	Principal Financial Group, Inc.	438,517
5,867	Prudential Financial, Inc.	444,777
7,179	State Street Corp.	433,827
		2,658,753
	Financial Publishing/Services (0.6%)
11,815	Equifax, Inc.	439,991
7,735	McGraw-Hill Companies, Inc. (The)	445,691
6,451	Moody’s Corp.	460,988
		1,346,670
	Food Distributors (0.2%)
14,287	SYSCO Corp.	457,898

	Food Retail (1.0%)
17,426	Albertson’s, Inc.	447,325
21,727	Kroger Co.	442,362
17,971	Safeway Inc.	451,432
14,051	Supervalu, Inc.	433,052
7,029	Whole Foods Market, Inc.	467,007
		2,241,178
	Food: Major Diversified (1.4%)
13,951	Campbell Soup Co.	452,012
22,944	ConAgra Foods Inc.	492,378
9,135	General Mills, Inc.	462,962
11,760	Heinz (H.J.) Co.	445,939
9,833	Kellogg Co.	433,045
7,503	PepsiCo, Inc.	433,598
24,787	Sara Lee Corp.	443,192
		3,163,126
	Food: Meat/Fish/Dairy (0.2%)
33,729	Tyson Foods, Inc. (Class A)	463,436

	Food: Specialty/Candy (0.6%)
8,367	Hershey Co. (The)	437,008
13,111	McCormick & Co., Inc. (Non-Voting)	443,938
6,740	Wrigley (Wm.) Jr. Co.	431,360
		1,312,306
	Forest Products (0.4%)
16,821	Louisiana-Pacific Corp.	457,531
6,149	Weyerhaeuser Co.	445,372
		902,903
	Gas Distributors (1.1%)
92,006	Dynegy, Inc. (Class A) *	441,629
11,031	KeySpan Corp.	450,837
10,750	Nicor Inc.	425,270
21,458	NiSource, Inc.	433,881
11,906	Peoples Energy Corp.	424,330
9,541	Sempra Energy	443,275
		2,619,222
	Home Building (1.0%)
6,861	Centex Corp.	425,313
13,031	D.R. Horton, Inc.	432,890
6,698	KB Home	435,236
7,509	Lennar Corp. (Class A)	453,393

11,354	Pulte Homes, Inc.	436,221
		2,183,053
	Home Furnishings (0.4%)
18,196	Leggett & Platt, Inc.	443,437
17,596	Newell Rubbermaid, Inc.	443,243
		886,680
	Home Improvement Chains (0.6%)
10,489	Home Depot, Inc. (The)	443,685
6,566	Lowe’s Companies, Inc.	423,113
9,336	Sherwin-Williams Co.	461,572
		1,328,370
	Hospital/Nursing Management (0.8%)
9,794	HCA, Inc.	448,467
21,246	Health Management Associates, Inc. (Class A)	458,276
10,293	Manor Care, Inc.	456,495
61,899	Tenet Healthcare Corp. *	456,815
		1,820,053
	Hotels/Resorts/Cruiselines (0.8%)
8,841	Carnival Corp. (Panama)	418,798
19,090	Hilton Hotels Corp.	486,031
6,481	Marriott International, Inc. (Class A)	444,597
6,724	Starwood Hotels & Resorts Worldwide, Inc.	455,417
		1,804,843
	Household/Personal Care (1.5%)
9,792	Alberto-Culver Co.	433,100
14,978	Avon Products, Inc.	466,864
7,231	Clorox Co. (The)	432,775
7,846	Colgate-Palmolive Co.	448,007
12,100	Estee Lauder Companies, Inc. (The) (Class A)	449,999
13,100	International Flavors & Fragrances, Inc.	449,592
7,639	Kimberly-Clark Corp.	441,534
7,583	Procter & Gamble Co. (The)	436,932
		3,558,803
	Industrial Conglomerates (1.8%)
6,025	3M Co.	456,032
6,985	Danaher Corp.	443,897
13,058	General Electric Co. **	454,157
10,538	Honeywell International, Inc.	450,710
10,475	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	437,750
8,058	ITT Industries, Inc.	453,021
4,825	Textron, Inc.	450,607
16,796	Tyco International Ltd. (Bermuda)	451,476
7,563	United Technologies Corp.	438,427
		4,036,077
	Industrial Machinery (0.4%)
4,615	Illinois Tool Works Inc.	444,471
5,448	Parker Hannifin Corp.	439,163
		883,634
	Industrial Specialties (0.4%)
11,469	Ecolab Inc.	438,116
7,117	PPG Industries, Inc.	450,862
		888,978
	Information Technology Services (0.8%)
12,545	Citrix Systems, Inc. *	475,456
16,105	Electronic Data Systems Corp.	432,097
5,410	International Business Machines Corp.	446,163
64,559	Unisys Corp. *	444,812
		1,798,528
	Insurance Brokers/Services (0.4%)
10,940	AON Corp.	454,119
14,996	Marsh & McLennan Companies, Inc.	440,283
		894,402

	Integrated Oil (1.0%)
3,136	Amerada Hess Corp.	446,566
7,881	Chevron Corp.	456,862
7,344	ConocoPhillips	463,774
7,381	Exxon Mobil Corp.	449,208
9,633	Murphy Oil Corp.	479,916
		2,296,326
	Internet Retail (0.2%)
12,521	Amazon.com, Inc. *	457,142

	Internet Software/Services (0.4%)
19,407	VeriSign, Inc. *	465,574
14,986	Yahoo!, Inc. *	483,448
		949,022
	Investment Banks/Brokers (1.6%)
9,818	Ameriprise Financial, Inc.	442,399
3,391	Bear Stearns Companies, Inc. (The)	470,332
17,114	E*TRADE Group, Inc. *	461,736
2,997	Goldman Sachs Group, Inc. (The)	470,409
3,156	Lehman Brothers Holdings Inc.	456,137
5,796	Merrill Lynch & Co., Inc.	456,493
7,478	Morgan Stanley (Note 4)	469,768
24,855	Schwab (Charles) Corp. (The)	427,755
		3,655,029
	Investment Managers (1.0%)
11,899	Federated Investors, Inc. (Class B)	464,656
4,524	Franklin Resources, Inc.	426,342
20,317	Janus Capital Group, Inc.	470,745
12,864	Mellon Financial Corp.	457,958
5,891	Price (T.) Rowe Group, Inc.	460,735
		2,280,436
	Life/Health Insurance (1.3%)
9,621	AFLAC, Inc.	434,196
13,142	Genworth Financial Inc. (Class A)	439,337
7,581	Jefferson-Pilot Corp.	424,081
8,079	Lincoln National Corp.	441,033
8,809	MetLife, Inc.	426,091
7,962	Torchmark Corp.	454,630
21,367	UnumProvident Corp.	437,596
		3,056,964
	Major Banks (2.3%)
9,502	Bank of America Corp.	432,721
12,687	Bank of New York Co., Inc. (The)	457,239
11,107	BB&T Corp.	435,394
7,803	Comerica, Inc.	452,340
18,910	Huntington Bancshares, Inc.	456,298
12,058	KeyCorp	443,734
12,603	National City Corp.	439,845
6,461	PNC Financial Services Group	434,890
12,561	Regions Financial Corp.	441,770
5,987	SunTrust Banks, Inc.	435,614
7,860	Wachovia Corp.	440,553
6,885	Wells Fargo & Co.	439,745
		5,310,143
	Major Telecommunications (1.0%)
6,861	ALLTEL Corp.	444,250
16,690	AT&T Inc.	451,298
13,100	BellSouth Corp.	453,915
17,890	Sprint Nextel Corp.	462,278
13,096	Verizon Communications Inc.	446,050
		2,257,791
	Managed Health Care (1.3%)
8,825	Aetna, Inc.	433,661
9,082	Caremark Rx, Inc. *	446,653

3,400	CIGNA Corp.	444,108
7,907	Coventry Health Care, Inc. *	426,820
8,714	Humana, Inc. *	458,792
7,949	UnitedHealth Group Inc.	444,031
5,610	WellPoint Inc. *	434,382
		3,088,447
	Media Conglomerates (1.0%)
18,303	CBS Corp. (Class B)	438,906
15,734	Disney (Walt) Co. (The)	438,821
27,000	News Corp Inc. (Class A)	448,470
26,399	Time Warner, Inc.	443,239
11,554	Viacom, Inc. (Class B) *	448,295
		2,217,731
	Medical Distributors (0.8%)
9,445	AmerisourceBergen Corp.	455,910
6,012	Cardinal Health, Inc.	448,014
8,406	McKesson Corp.	438,205
12,813	Patterson Companies, Inc. *	451,018
		1,793,147
	Medical Specialties (3.3%)
16,382	Applera Corp. - Applied Biosystems Group	444,607
6,559	Bard (C.R.), Inc.	444,766
6,543	Bausch & Lomb, Inc.	416,789
11,656	Baxter International, Inc.	452,369
7,041	Becton, Dickinson & Co.	433,585
12,356	Biomet, Inc.	438,885
19,922	Boston Scientific Corp. *	459,202
6,465	Fisher Scientific International, Inc. *	439,943
5,786	Guidant Corp.	451,655
10,814	Hospira, Inc. *	426,720
8,557	Medtronic, Inc.	434,268
15,036	Pall Corp.	468,973
19,257	PerkinElmer, Inc.	451,962
10,003	St. Jude Medical, Inc. *	410,123
9,192	Stryker Corp.	407,573
10,151	Waters Corp. *	438,016
6,514	Zimmer Holdings, Inc. *	440,346
		7,459,782
	Miscellaneous Commercial Services (0.2%)
18,218	Sabre Holdings Corp. (Class A)	428,670

	Miscellaneous Manufacturing (0.2%)
9,390	Dover Corp.	455,978

	Motor Vehicles (0.6%)
57,698	Ford Motor Co.	459,276
21,326	General Motors Corp.	453,604
9,215	Harley-Davidson, Inc.	478,074
		1,390,954
	Multi-Line Insurance (0.8%)
6,548	American International Group, Inc.	432,757
5,456	Hartford Financial Services Group, Inc. (The) (Note 4)	439,481
4,548	Loews Corp.	460,258
8,474	Safeco Corp.	425,480
		1,757,976
	Office Equipment/Supplies (0.4%)
7,593	Avery Dennison Corp.	444,039
10,895	Pitney Bowes, Inc.	467,722
		911,761
	Oil & Gas Pipelines (0.6%)
36,577	El Paso Corp.	440,753
4,818	Kinder Morgan, Inc.	443,208
21,571	Williams Companies, Inc. (The)	461,404
		1,345,365

	Oil & Gas Production (1.8%)
4,581	Anadarko Petroleum Corp.	462,727
6,820	Apache Corp.	446,778
4,983	Burlington Resources, Inc.	457,988
14,306	Chesapeake Energy Corp.	449,351
7,448	Devon Energy Corp.	455,594
6,210	EOG Resources, Inc.	447,120
4,628	Kerr-McGee Corp.	441,881
4,739	Occidental Petroleum Corp.	439,068
10,509	XTO Energy Inc.	457,877
		4,058,384
	Oil Refining/Marketing (0.6%)
5,901	Marathon Oil Corp.	449,479
5,660	Sunoco, Inc.	439,046
7,788	Valero Energy Corp.	465,567
		1,354,092
	Oilfield Services/Equipment (1.2%)
6,718	Baker Hughes Inc.	459,511
13,739	BJ Services Co.	475,369
6,402	Halliburton Co.	467,474
7,509	National OilwellVarco, Inc. *	481,477
3,656	Schlumberger Ltd. (Netherlands Antilles)	462,740
10,429	Weatherford International Ltd. (Bermuda) *	477,127
		2,823,698
	Other Consumer Services (0.8%)
8,648	Apollo Group, Inc. (Class A) *	454,106
21,176	Block (H.&R.), Inc.	458,460
26,232	Cendant Corp.	455,125
11,793	eBay, Inc. *	460,635
		1,828,326
	Other Consumer Specialties (0.2%)
5,499	Fortune Brands, Inc.	443,384

	Other Metals/Minerals (0.2%)
5,963	Phelps Dodge Corp.	480,200

	Packaged Software (2.2%)
12,524	Adobe Systems, Inc. *	437,338
11,463	Autodesk, Inc. *	441,555
20,308	BMC Software, Inc. *	439,871
16,292	CA Inc.	443,305
54,097	Compuware Corp. *	423,580
8,483	Intuit Inc. *	451,211
16,361	Microsoft Corp. **	445,183
61,984	Novell, Inc. *	476,037
33,645	Oracle Corp. *	460,600
28,590	Parametric Technology Corp. *	466,875
29,016	Symantec Corp. *	488,339
		4,973,894
	Personnel Services (0.4%)
8,850	Monster Worldwide, Inc. *	441,261
11,744	Robert Half International, Inc.	453,436
		894,697
	Pharmaceuticals: Generic Drugs (0.6%)
7,319	Barr Pharmaceuticals Inc. *	460,951
18,083	Mylan Laboratories, Inc.	423,142
15,496	Watson Pharmaceuticals, Inc. *	445,355
		1,329,448
	Pharmaceuticals: Major (1.6%)
9,974	Abbott Laboratories	423,596
19,930	Bristol-Myers Squibb Co.	490,477
7,468	Johnson & Johnson	442,255

7,893	Lilly (Eli) & Co.	436,483
12,644	Merck & Co., Inc.	445,448
17,076	Pfizer, Inc.	425,534
24,384	Schering-Plough Corp.	463,052
9,049	Wyeth	439,057
		3,565,902
	Pharmaceuticals: Other (0.5%)
3,836	Allergan, Inc.	416,206
10,079	Forest Laboratories, Inc. *	449,826
23,145	King Pharmaceuticals, Inc. *	399,251
		1,265,283
	Precious Metals (0.4%)
8,467	Freeport-McMoRan Copper & Gold, Inc. (Class B)	506,073
9,038	Newmont Mining Corp.	468,982
		975,055
	Property - Casualty Insurers (1.3%)
8,009	ACE Ltd. (Cayman Islands)	416,548
8,220	Allstate Corp. (The)	428,344
4,546	Chubb Corp. (The)	433,870
9,937	Cincinnati Financial Corp.	418,050
4,244	Progressive Corp. (The)	442,479
10,845	St. Paul Travelers Companies, Inc. (The)	453,213
6,649	XL Capital Ltd. (Class A) (Cayman Islands)	426,267
		3,018,771
	Publishing: Books/Magazines (0.2%)
8,028	Meredith Corp.	447,882

	Publishing: Newspapers (1.2%)
11,246	Dow Jones & Co., Inc.	441,968
7,633	Gannett Co., Inc.	457,369
7,096	Knight-Ridder, Inc.	448,538
17,298	New York Times Co. (The) (Class A)	437,812
9,818	Scripps (E.W.) Co. (Class A)	438,963
15,348	Tribune Co.	420,996
		2,645,646
	Pulp & Paper (0.4%)
13,027	International Paper Co.	450,343
16,303	MeadWestvaco Corp.	445,235
		895,578
	Railroads (0.8%)
5,578	Burlington Northern Santa Fe Corp.	464,815
7,579	CSX Corp.	453,224
8,354	Norfolk Southern Corp.	451,701
4,948	Union Pacific Corp.	461,896
		1,831,636
	Real Estate Investment Trusts (1.7%)
9,485	Apartment Investment & Management Co. (Class A)	444,847
9,034	Archstone-Smith Trust	440,588
12,934	Equity Office Properties Trust	434,324
9,647	Equity Residential	451,383
12,029	Plum Creek Timber Co., Inc.	444,231
8,017	ProLogis	428,910
5,465	Public Storage, Inc.	443,922
5,094	Simon Property Group, Inc.	428,609
4,577	Vornado Realty Trust	439,392
		3,956,206
	Recreational Products (0.8%)
11,760	Brunswick Corp.	456,994
8,570	Electronic Arts, Inc. *	468,950
21,629	Hasbro, Inc.	456,372
25,721	Mattel, Inc.	466,322
		1,848,638

	Regional Banks (2.1%)
16,025	AmSouth Bancorporation	433,476
8,852	Compass Bancshares, Inc.	448,000
11,493	Fifth Third Bancorp	452,364
10,882	First Horizon National Corp.	453,235
3,845	M&T Bank Corp.	438,868
9,994	Marshall & Ilsley Corp.	435,538
15,485	North Fork Bancorporation, Inc.	446,433
8,424	Northern Trust Corp.	442,260
16,157	Synovus Financial Corp.	437,693
14,462	U.S. Bancorp	441,091
5,299	Zions Bancorporation	438,386
		4,867,344
	Restaurants (1.0%)
10,935	Darden Restaurants, Inc.	448,663
12,838	McDonald’s Corp.	441,114
12,309	Starbucks Corp. *	463,311
6,905	Wendy’s International, Inc.	428,524
9,080	Yum! Brands, Inc.	443,649
		2,225,261
	Savings Banks (0.6%)
6,248	Golden West Financial Corp.	424,239
20,374	Sovereign Bancorp, Inc.	446,394
10,241	Washington Mutual, Inc.	436,471
		1,307,104
	Semiconductors (3.2%)
13,273	Advanced Micro Devices, Inc. *	440,133
23,001	Altera Corp. *	474,741
12,104	Analog Devices, Inc.	463,462
114,955	Applied Micro Circuits Corp. *	467,867
10,045	Broadcom Corp. (Class A) *	433,542
17,154	Freescale Semiconductor Inc. (Class B) *	476,367
23,062	Intel Corp.	446,250
12,802	Linear Technology Corp.	449,094
40,306	LSI Logic Corp. *	465,937
12,459	Maxim Integrated Products, Inc.	462,852
30,509	Micron Technology, Inc. *	449,092
16,746	National Semiconductor Corp.	466,209
9,240	NVIDIA Corp. *	529,082
37,180	PMC - Sierra, Inc.*	456,942
14,926	Texas Instruments Inc.	484,647
17,199	Xilinx, Inc.	437,887
		7,404,104
	Services to the Health Industry (1.0%)
4,976	Express Scripts, Inc. *	437,390
17,603	IMS Health Inc.	453,629
7,749	Laboratory Corp. of America Holdings *	453,162
7,636	Medco Health Solutions Inc. *	436,932
8,689	Quest Diagnostics Inc.	445,746
		2,226,859
	Specialty Insurance (0.6%)
5,639	Ambac Financial Group, Inc.	448,864
7,507	MBIA Inc.	451,396
6,765	MGIC Investment Corp.	450,752
		1,351,012
	Specialty Stores (1.4%)
20,530	AutoNation, Inc. *	442,422
4,635	AutoZone, Inc. *	462,063
12,242	Bed Bath & Beyond Inc. *	470,093
12,136	Office Depot, Inc. *	451,945
15,234	OfficeMax Inc.	459,610
17,996	Staples, Inc.	459,258
11,510	Tiffany & Co.	432,085
		3,177,476

	Specialty Telecommunications (0.6%)
11,837	CenturyTel, Inc.	463,063
33,256	Citizens Communications Co.	441,307
64,932	Qwest Communications International, Inc. *	441,538
		1,345,908
	Steel (0.6%)
8,020	Allegheny Technologies Inc.	490,664
4,568	Nucor Corp.	478,681
7,647	United States Steel Corp.	464,020
		1,433,365
	Telecommunication Equipment (1.8%)
17,825	ADC Telecommunications, Inc. *	456,142
35,123	Andrew Corp. *	431,310
88,013	CIENA Corp. *	458,548
18,552	Comverse Technology, Inc. *	436,529
16,771	Corning, Inc. *	451,308
155,076	Lucent Technologies Inc. *	472,982
20,253	Motorola, Inc.	463,996
8,876	QUALCOMM Inc.	449,214
30,407	Tellabs, Inc. *	483,471
		4,103,500
	Tobacco (0.6%)
6,127	Altria Group, Inc.	434,159
4,140	Reynolds American, Inc.	436,770
11,088	UST, Inc.	461,261
		1,332,190
	Tools/Hardware (0.6%)
5,157	Black & Decker Corp.	448,092
11,388	Snap-On, Inc.	434,110
8,858	Stanley Works (The)	448,746
		1,330,948
	Trucks/Construction/Farm Machinery (1.0%)
5,911	Caterpillar Inc.	424,469
4,180	Cummins Inc.	439,318
5,748	Deere & Co.	454,379
15,696	Navistar International Corp. *	432,896
6,358	PACCAR, Inc.	448,112
		2,199,174
	Wholesale Distributors (0.4%)
10,015	Genuine Parts Co.	438,957
6,003	Grainger (W.W.), Inc.	452,326
		891,283

	TOTAL COMMON STOCKS (Cost $132,756,499)	224,144,012

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.5%)
	REPURCHASE AGREEMENT
$3,366	Joint repurchase agreement account 4.785% due 04/03/06 (dated 3/31/06; proceeds $3,367,342) (b) (Cost $3,366,000)		3,366,000

	TOTAL INVESTMENTS (Cost $136,122,499)(c) (d)	99.9%	227,510,012
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	128,433
	NET ASSETS	100.0%	$227,638,445

*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $72,000.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general surpervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $3,606,175 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $94,107,151, and the aggregate gross unrealized depreciation is $2,719,638, resulting in net unrealized appreciation of $91,387,513.

Futures Contracts Open at March 31, 2006

		DESCRIPTION,		UNREALIZED
NUMBER OF		DELIVERY MONTH,	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	AND YEAR	AMOUNT AT VALUE	DEPRECIATION

1	Long	S&P 500 Index
		June/2006	$325,825	$5,270

5	Long	S&P 500 Mini Index
		June/2006	325,825	(4,063)

15	Long	S&P Midcap 400 Mini Index
		June/2006	1,197,600	16,759

		Net Unrealized Appreciation		$17,966

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments March 31, 2006(unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.8%)
	Advertising/Marketing Services (1.6%)
11,318	Getty Images, Inc.*	$847,492

	Air Freight/Couriers (3.6%)
19,240	C.H. Robinson Worldwide, Inc.	944,492
11,000	Expeditors International of Washington, Inc.	950,290
		1,894,782
	Biotechnology (3.0%)
9,400	Genentech, Inc.*	794,394
12,400	Gilead Sciences, Inc.*	771,528
		1,565,922
	Broadcasting (2.0%)
52,400	Grupo Televisa S.A. - CPO (ADR) (Mexico)	1,042,760

	Casino/Gaming (1.5%)
22,600	International Game Technology	795,972

	Chemicals: Agricultural (4.5%)
27,920	Monsanto Co.	2,366,220

	Computer Peripherals (0.0%)
20,100	Seagate Technology Inc. (Escrow) (a)*	0

	Computer Processing Hardware (3.7%)
11,400	Apple Computer, Inc.*	715,008
41,819	Dell, Inc.*	1,244,533
		1,959,541
	Construction Materials (1.5%)
12,500	Cemex S.A. de C.V. - CPO (ADR) (Mexico)	816,000

	Data Processing Services (3.4%)
22,100	First Data Corp.	1,034,722
18,750	Paychex, Inc.	781,125
		1,815,847
	Discount Stores (7.3%)
38,550	Costco Wholesale Corp.	2,087,868
13,600	Sears Holdings Corp.*	1,798,464
		3,886,332
	Financial Conglomerates (6.8%)
24,500	American Express Co.	1,287,475
41,700	Brookfield Asset Mangement Inc. (Class A) (Canada)	2,296,002
		3,583,477
	Financial Publishing/Services (3.5%)
18,600	McGraw-Hill Companies, Inc. (The)	1,071,732
11,350	Moody’s Corp.	811,071
		1,882,803

1

	Gas Distributors (1.3%)
10,000	Questar Corp.	700,500

	Home Building (1.4%)
20,000	Pulte Homes, Inc.	768,400

	Hotels/Resorts/Cruiselines (2.5%)
28,500	Carnival Corp. (Panama)	1,350,045

	Internet Retail (1.9%)
27,000	Amazon.com, Inc.*	985,770

	Internet Software/Services (8.0%)
6,185	Google, Inc. (Class A)*	2,412,150
56,840	Yahoo!, Inc.*	1,833,658
		4,245,808
	Investment Banks/Brokers (3.6%)
18,000	Ameriprise Financial, Inc.	811,080
2,400	Chicago Mercantile Exchange Holdings, Inc	1,074,000
		1,885,080
	Investment Managers (1.5%)
6,150	Legg Mason, Inc.	770,780

	Managed Health Care (2.4%)
23,100	UnitedHealth Group Inc.	1,290,366

	Medical Specialties (3.3%)
5,400	Alcon, Inc. (Switzerland)	563,004
16,100	Dade Behring Holdings, Inc.	574,931
14,900	St. Jude Medical, Inc.*	610,900
		1,748,835
	Miscellaneous Commercial Services (3.6%)
11,900	Corporate Executive Board Co. (The)	1,200,710
17,166	Iron Mountain Inc.*	699,343
		1,900,053
	Oil & Gas Production (6.0%)
19,400	Southwestern Energy Co.*	624,486
40,940	Ultra Petroleum Corp. (Canada)*	2,550,971
		3,175,457
	Other Consumer Services (6.2%)
20,300	Apollo Group, Inc. (Class A)*	1,065,953
56,836	eBay, Inc.*	2,220,014
		3,285,967
	Personnel Services (1.6%)
17,000	Monster Worldwide, Inc.*	847,620

	Property - Casualty Insurers (2.8%)
491	Berkshire Hathaway, Inc. (Class B)*	1,478,892

	Recreational Products (2.6%)
25,100	Electronic Arts, Inc.*	1,373,472

	Semiconductors (1.3%)
13,135	Marvell Technology Group, Ltd. (Bermuda)*	710,604

	Specialty Telecommunications (1.5%)
27,231	Crown Castle International Corp.*	771,999

2

	Tobacco (1.9%)
13,987	Altria Group, Inc.	991,119

	Wireless Telecommunications (3.0%)
46,300	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	1,586,238

	TOTAL COMMON STOCKS (Cost $43,965,221)	52,324,153

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.2%)
	REPURCHASE AGREEMENT
$618	Joint repurchase agreement account 4.785% due 04/03/06 (dated 03/31/06; proceeds $618,246) (Cost $618, 000) (b)		618,000

	TOTAL INVESTMENTS (Cost $44,583,221)(c)	100.0%	52,942,153
	OTHER LIABILITIES IN EXCESS OF ASSETS	0.0	(9,563)
	NET ASSETS	100.0%	$52,932,590

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,668,238 and the aggregate gross unrealized depreciation is $1,309,306 resulting in net unrealized appreciation of $8,358,932 .

3

Morgan Stanley Select Dimensions- American Opportunities Portfolio

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (92.7%)
	Advertising/Marketing Services (2.1%)
59,173	Getty Images, Inc.*	$4,430,874

	Biotechnology (3.7%)
26,000	Genentech, Inc.*	2,197,260
18,800	Genzyme Corp.*	1,263,736
70,533	Gilead Sciences, Inc.*	4,388,563
		7,849,559
	Broadcasting (1.8%)
199,200	Grupo Televisa S.A. - CPO (ADR) (Mexico)	3,964,080

	Casino/Gaming (1.2%)
33,400	Station Casinos, Inc.	2,650,958

	Chemicals: Agricultural (3.8%)
95,540	Monsanto Co.	8,097,015

	Coal (3.1%)
134,200	Peabody Energy Corp.	6,765,022

	Computer Communications (1.5%)
153,400	Cisco Systems, Inc.*	3,324,178

	Computer Processing Hardware (6.6%)
118,600	Apple Computer, Inc.*	7,438,592
227,900	Dell, Inc.*	6,782,304
		14,220,896
	Data Processing Services (2.3%)
54,600	CheckFree Corp.*	2,757,300
47,800	First Data Corp.	2,237,996
		4,995,296
	Financial Conglomerates (4.2%)
139,700	American Express Co.	7,341,235
32,200	Brookfield Asset Mangemnet Inc. (Class A) (Canada)	1,772,932
		9,114,167
	Financial Publishing/Services (4.7%)
67,200	McGraw-Hill Companies, Inc. (The)	3,872,064
87,400	Moody’s Corp.	6,245,604
		10,117,668
	Hotels/Resorts/Cruiselines (2.9%)
132,300	Carnival Corp. (Panama)	6,267,051

	Industrial Machinery (0.6%)
13,151	Illinois Tool Works Inc.	1,266,573

	Information Technology Services (0.6%)
22,800	Cognizant Technology Solutions Corp. (Class A)*	1,356,372

	Insurance Brokers/Services (0.5%)
25,200	ChoicePoint, Inc.*	1,127,700

	Internet Software/Services (10.0%)
33,347	Google, Inc. (Class A)*	13,005,330
265,648	Yahoo!, Inc.*	8,569,804
		21,575,134
	Investment Banks/Brokers (4.6%)
4,350	Chicago Mercantile Exchange Holdings, Inc	1,946,625
29,878	Goldman Sachs Group, Inc. (The)	4,689,651
192,600	Schwab (Charles) Corp. (The)	3,314,646
		9,950,922

1

	Managed Health Care (4.3%)
164,800	UnitedHealth Group Inc.	9,205,728

	Medical Specialties (6.0%)
62,275	Alcon, Inc. (Switzerland)	6,492,792
33,600	Dade Behring Holdings, Inc.	1,199,856
77,620	Medtronic, Inc.	3,939,215
30,200	St. Jude Medical, Inc.*	1,238,200
		12,870,063
	Oil & Gas Production (7.8%)
47,300	EnCana Corp. (Canada)	2,210,329
58,900	Southwestern Energy Co.*	1,895,991
204,060	Ultra Petroleum Corp. (Canada)*	12,714,979
		16,821,299
	Other Consumer Services (7.3%)
124,215	Apollo Group, Inc. (Class A)*	6,522,530
234,733	eBay, Inc.*	9,168,671
		15,691,201
	Packaged Software (1.2%)
72,500	Adobe Systems, Inc.*	2,531,700

	Personnel Services (1.6%)
67,800	Monster Worldwide, Inc.*	3,380,508

	Pharmaceuticals: Other (0.9%)
17,417	Allergan, Inc.	1,889,792

	Property - Casualty Insurers (1.1%)
802	Berkshire Hathaway, Inc. (Class B)*	2,415,624

	Recreational Products (3.2%)
127,100	Electronic Arts, Inc.*	6,954,912

	Semiconductors (1.2%)
46,500	Marvell Technology Group, Ltd. (Bermuda)*	2,515,650

	Specialty Telecommunications (1.7%)
128,317	Crown Castle International Corp.*	3,637,787

	Trucks/Construction/Farm Machinery (0.4%)
13,200	Joy Global Inc.	788,964

	Wireless Telecommunications (1.8%)
114,400	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	3,919,344

	TOTAL COMMON STOCKS (Cost $159,536,305)	199,696,037

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.5%)
	REPURCHASE AGREEMENT
$3,233	Joint repurchase agreement account 4.785% due 04/03/06 (dated 03/31/06; proceeds $3,234,289) (a) (Cost $3,233,000)		3,233,000

	TOTAL INVESTMENTS (Cost $162,769,305)(b)	94.2%	202,929,037
	OTHER ASSETS IN EXCESS OF LIABILITIES	5.8	12,490,924
	NET ASSETS	100.0%	$215,419,961

2

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $43,545,543 and the aggregate gross unrealized depreciation is $3,385,811, resulting in net unrealized appreciation of $40,159,732.

3

Morgan Stanley Select Dimensions-Capital Opportunities Portfolio

Portfolio of Investments March 31, 2006(unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.3%)
	Advertising/Marketing Services (3.2%)
17,700	Getty Images, Inc.*	$1,325,376

	Air Freight/Couriers (4.7%)
19,400	C.H. Robinson Worldwide, Inc.	952,346
11,100	Expeditors International of Washington, Inc.	958,929
		1,911,275
	Biotechnology (1.5%)
11,167	Gen-Probe Inc.*	615,525

	Casino/Gaming (3.1%)
16,000	Station Casinos, Inc.	1,269,920

	Chemicals: Agricultural (4.3%)
20,645	Monsanto Co.	1,749,664

	Discount Stores (7.2%)
29,950	Costco Wholesale Corp.	1,622,092
10,150	Sears Holdings Corp.*	1,342,236
		2,964,328
	Electronic Production Equipment (1.7%)
21,100	Tessera Technologies, Inc.*	676,888

	Financial Conglomerates (4.3%)
32,400	Brookfield Asset Mangemnet Inc. (Class A) (Canada)	1,783,944

	Gas Distributors (1.3%)
7,700	Questar Corp.	539,385

	Home Building (3.1%)
17,900	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	632,407
858	NVR, Inc.*	634,019
		1,266,426
	Hotels/Resorts/Cruiselines (2.7%)
23,500	Carnival Corp. (Panama)	1,113,195

	Internet Retail (1.5%)
16,300	Amazon.com, Inc.*	595,113

	Internet Software/Services (8.8%)
5,600	Google, Inc. (Class A)*	2,184,000
44,200	Yahoo!, Inc.*	1,425,892
		3,609,892
	Investment Banks/Brokers (5.1%)
1,910	Chicago Mercantile Exchange Holdings, Inc	854,725
18,783	Greenhill & Co., Inc.	1,241,744
		2,096,469
	Medical Specialties (2.0%)
23,000	Dade Behring Holdings, Inc.	821,330

	Miscellaneous Commercial Services (7.3%)
22,000	Corporate Executive Board Co. (The)	2,219,800
19,074	Iron Mountain Inc.*	777,075
		2,996,875
	Oil & Gas Production (9.9%)
17,082	Southwestern Energy Co.*	549,869
56,600	Ultra Petroleum Corp. (Canada)*	3,526,746
		4,076,615

1

	Other Consumer Services (6.4%)
48,100	eBay, Inc.*	1,878,786
1	HomeStore, Inc.*	6
7,500	Strayer Education, Inc.	766,950
		2,645,742
	Packaged Software (3.1%)
21,700	Red Hat, Inc.*	607,166
18,400	Salesforce.com Inc.*	668,472
		1,275,638
	Personnel Services (2.1%)
17,500	Monster Worldwide, Inc.*	872,550

	Property - Casualty Insurers (3.0%)
413	Berkshire Hathaway, Inc. (Class B)*	1,243,956

	Recreational Products (2.6%)
19,500	Electronic Arts, Inc.*	1,067,040

	Restaurants (1.3%)
11,120	P.F. Chang’s China Bistro, Inc.*	548,105

	Semiconductors (1.4%)
10,400	Marvell Technology Group, Ltd. (Bermuda)*	562,640

	Services to the Health Industry (2.4%)
14,827	Stericycle, Inc.*	1,002,602

	Specialty Telecommunications (2.3%)
33,818	Crown Castle International Corp.*	958,740

	Wireless Telecommunications (3.0%)
35,900	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	1,229,934

	TOTAL COMMON STOCKS (Cost $30,192,667)	40,819,167

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.8%)
	REPURCHASE AGREEMENT
$329	Joint repurchase agreement account 4.785% due 04/03/06 (dated 03/31/06; proceeds $329,131)(a) (Cost $329,000)		329,000

	TOTAL INVESTMENTS (Cost $30,521,667)(b)	100.1%	41,148,167
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(29,346)
	NET ASSETS	100.0%	$41,118,821

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,218,795 and the aggregate gross unrealized depreciation is $592,295, resulting in net unrealized appreciation of $10,626,500.

2

Morgan Stanley Select Dimensions - Global Equity Portfolio

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.3%)
	Australia (3.7%)
	Beverages: Alcoholic
404,900	McGuigan Simeon Wines Ltd.	$946,809

	Data Processing Services
191,000	Computershare Ltd.	1,005,259

	Other Consumer Services
146,000	A.B.C. Learning Centres Ltd.	869,690
	Total Australia	2,821,758

	Bermuda (3.9%)
	Insurance Brokers/Services
33,900	Willis Group Holdings Ltd.	1,161,414

	Multi-Line Insurance
37,700	Axis Capital Holdings Ltd.	1,127,230

	Semiconductors
11,800	Marvell Technology Group, Ltd. *	638,380
	Total Bermuda	2,927,024

	British Virgin Islands (1.5%)
	Electronic Equipment/Instruments
48,200	Nam Tai Electronics, Inc.	1,104,262

	Canada (2.9%)
	Biotechnology
61,000	Angiotech Pharmaceuticals, Inc.*	902,800

	Food: Specialty/Candy
147,600	SunOpta Inc.*	1,270,836
	Total Canada	2,173,636

	Denmark (1.5%)
	Major Banks
30,700	Danske Bank A/S	1,138,550

	Germany (6.0%)
	Apparel/Footwear
5,300	Adidas-Salomon AG	1,047,662

	Finance/Rental/Leasing
18,200	Grenkeleasing AG	1,228,825

	Financial Conglomerates
22,200	Hypo Real Estate Holding AG	1,521,216

	Pharmaceuticals: Major
7,550	Schering AG	784,577
	Total Germany	4,582,280

1

	Hong Kong (6.2%)
	Agricultural Commodities/Milling
2,062,600	Global Bio-chem Technology Group Co., Ltd.	1,083,201

	Apparel/Footwear Retail
274,500	Esprit Holdings Ltd.	2,136,710

	Computer Processing Hardware
1,588,000	Lenovo Group Ltd.	603,724

	Wholesale Distributors
408,000	Li & Fung Ltd.	920,162
	Total Hong Kong	4,743,797

	Israel (1.8%)
	Pharmaceuticals: Other
33,700	Teva Pharmaceutical Industries Ltd. (ADR)	1,387,766

	Italy (2.7%)
	Major Banks
281,700	UniCredito Italiano SpA	2,035,396

	Japan (3.6%)
	Home Building
25,200	Daito Trust Construction Co., Ltd.	1,314,485

	Industrial Machinery
64,800	OSG Corp.	1,379,016
	Total Japan	2,693,501

	Mexico (1.2%)
	Beverages: Non-Alcoholic
9,900	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units)†	907,434

	Norway (1.5%)
	Telecommunication Equipment
129,600	Tandberg ASA	1,170,924

	Singapore (4.9%)
	Airlines
159,100	Singapore Airlines Ltd.	1,378,086

	Electronic Components
117,760	Flextronics International Ltd.*	1,218,816

	Marine Shipping
1,521,000	Cosco Corp Ltd.	1,157,477
	Total Singapore	3,754,379

	South Africa (1.4%)
	Pharmaceuticals: Generic Drugs
156,500	Aspen Pharmacare Holdings Ltd.*	1,093,096

	Spain (8.7%)
	Apparel/Footwear Retail
25,200	Industria de Diseno Textil, S.A.	972,214

2

	Broadcasting
44,600	Antena 3 de Television S.A.	1,150,171
47,000	Gestevision Telecinco S.A.	1,173,350
		2,323,521
	Major Banks
41,265	Banco Bilbao Vizcaya Argentaria, S.A.	860,730
109,100	Banco Santander Central Hispano S.A.	1,592,442
		2,453,172
	Major Telecommunications
55,100	Telefonica S.A.	864,317
	Total Spain	6,613,224

	Switzerland (1.9%)
	Financial Conglomerates
12,800	UBS AG (Registered Shares)	1,405,105

	Taiwan (1.6%)
	Semiconductors
122,800	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,235,368

	United Kingdom (10.5%)
	Beverages: Alcoholic
77,800	SABMiller PLC	1,534,467

	Hotels/Resorts/Cruiselines
19,900	Carnival PLC	977,776

	Investment Managers
31,449	Man Group PLC	1,345,933

	Major Banks
38,500	Royal Bank of Scotland Group PLC	1,251,982
51,000	Standard Chartered PLC	1,267,982
		2,519,964
	Pharmaceuticals: Other
105,500	Shire PLC	1,618,299
	Total United Kingdom	7,996,439

	United States (33.8%)
	Apparel/Footwear
40,500	Under Armour, Inc. (Class A)*	1,312,200

	Biotechnology
21,600	Amgen Inc.*	1,571,400
13,100	Genentech, Inc.*	1,107,081
18,615	Gilead Sciences, Inc.*	1,158,225
		3,836,706
	Computer Processing Hardware
31,860	Apple Computer, Inc.*	1,998,259

	Electric Utilities
20,100	Constellation Energy Group	1,099,671

	Electronic Components
31,000	Amphenol Corp. (Class A)	1,617,580

	Industrial Specialties
19,100	Mine Safety Appliances Co.	802,200

3

	Investment Banks/Brokers
10,500	Goldman Sachs Group, Inc. (The)	1,648,080
15,100	Merrill Lynch & Co., Inc.	1,189,276
		2,837,356
	Life/Health Insurance
24,500	AFLAC, Inc.	1,105,685

	Managed Health Care
25,900	UnitedHealth Group Inc.	1,446,774

	Media Conglomerates
94,100	News Corp (Class A)	1,563,001

	Medical Specialties
21,150	Bard (C.R.), Inc.	1,434,181
15,805	Fisher Scientific International, Inc.*	1,075,530
		2,509,711
	Miscellaneous Commercial Services
27,200	FTI Consulting, Inc.*	776,016

	Packaged Software
68,500	Symantec Corp.*	1,152,855

	Pharmaceuticals: Major
24,550	Johnson & Johnson	1,453,851

	Specialty Stores
32,200	Staples, Inc.	821,744

	Telecommunication Equipment
50,180	Corning, Inc.*	1,350,344
	Total United States	25,683,953

	Total Common Stocks (Cost $66,684,915)	75,467,892

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.6%)
	REPURCHASE AGREEMENT
$436	Joint repurchase agreement account 4.785% due 04/03/06 (dated 3/31/06; proceeds $436,174)(a) (Cost $436,000)		436,000

	TOTAL INVESTMENTS (Cost $67,120,915) (b)	99.9%	75,903,892
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	82,773
	NET ASSETS	100.0%	$75,986,665

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,149,335 and the aggregate gross unrealized depreciation is $1,366,358, resulting in net unrealized appreciation of $8,782,977.

4

Morgan Stanley Select Dimentions- Global Equity Portfolio

Summary of Investments  March 31,2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Major Banks	$8,147,082	10.7%
Biotechnology	4,739,506	6.2
Apparel/Footwear Retail	3,108,924	4.1
Pharmaceuticals: Other	3,006,065	4.0
Financial Conglomerates	2,926,321	3.8
Investment Banks/Brokers	2,837,356	3.7
Electronic Components	2,836,396	3.7
Computer Processing Hardware	2,601,983	3.4
Telecommunication Equipment	2,521,268	3.3
Medical Specialties	2,509,711	3.3
Beverages: Alcoholic	2,481,276	3.3
Apparel/Footwear	2,359,862	3.1
Broadcasting	2,323,521	3.1
Pharmaceuticals: Major	2,238,428	3.0
Semiconductors	1,873,748	2.5
Media Conglomerates	1,563,001	2.1
Managed Health Care	1,446,774	1.9
Industrial Machinery	1,379,016	1.8
Airlines	1,378,086	1.8
Investment Managers	1,345,933	1.8
Home Building	1,314,485	1.7
Food: Specialty/Candy	1,270,836	1.7
Finance/Rental/Leasing	1,228,825	1.6
Insurance Brokers/Services	1,161,414	1.5
Marine Shipping	1,157,477	1.5
Packaged Software	1,152,855	1.5
Multi-Line Insurance	1,127,230	1.5
Life/Health Insurance	1,105,685	1.5
Electronic Equipment/Instruments	1,104,262	1.5
Electric Utilities	1,099,671	1.5
Pharmaceuticals: Generic Drugs	1,093,096	1.4
Agricultural Commodities/Milling	1,083,201	1.4
Data Processing Services	1,005,259	1.3
Hotels/Resorts/Cruiselines	977,776	1.3
Wholesale Distributors	920,162	1.2
Beverages: Non-Alcoholic	907,434	1.2
Other Consumer Services	869,690	1.1
Major Telecommunications	864,317	1.1
Specialty Stores	821,744	1.1
Industrial Specialties	802,200	1.1
Miscellaneous Commercial Services	776,016	1.0
Repurchase Agreement	436,000	0.6

	$75,903,892	99.9%

5

Morgan Stanley Select Dimensions - Developing Growth Portfolio

Portfolio of Investments March 31, 2006  (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.0%)
	Advertising/Marketing Services (4.1%)
22,146	Getty Images, Inc.*	$1,658,292
17,900	Lamar Advertising Co. (Class A)*	941,898
		2,600,190
	Air Freight/Couriers (5.5%)
35,300	C.H. Robinson Worldwide, Inc.	1,732,877
20,300	Expeditors International of Washington, Inc.	1,753,717
		3,486,594
	Apparel/Footwear Retail (3.0%)
13,800	Abercrombie & Fitch Co. (Class A)	804,540
35,800	American Eagle Outfitters, Inc.	1,068,988
		1,873,528
	Biotechnology (3.0%)
22,667	Gen-Probe, Inc.*	1,249,405
10,900	Techne Corp.*	655,526
		1,904,931
	Casino/Gaming (4.4%)
25,300	International Game Technology	891,066
23,275	Station Casinos, Inc.	1,847,337
		2,738,403
	Construction Materials (1.4%)
16,100	Florida Rock Industries, Inc.	905,142

	Data Processing Services (1.9%)
12,100	CheckFree Corp.*	611,050
11,600	Global Payments, Inc.	614,916
		1,225,966
	Electronic Production Equipment (1.1%)
22,100	Tessera Technologies, Inc.*	708,968

	Financial Conglomerates (2.1%)
24,000	Brookfield Asset Management Inc. (Class A) (Canada)	1,321,440

	Gas Distributors (0.9%)
8,000	Questar Corp.	560,400

	Home Building (2.8%)
24,550	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	867,352
1,201	NVR, Inc.*	887,479
		1,754,831
	Hotels/Resorts/Cruiselines (1.3%)
18,010	Choice Hotels International, Inc.	824,498

	Insurance Brokers/Services (2.0%)
19,400	Brown & Brown, Inc.	644,080
13,200	ChoicePoint, Inc.*	590,700
		1,234,780
	Internet Retail (1.4%)
23,700	Amazon.com, Inc.*	865,287

	Internet Software/Services (2.5%)
22,600	Akamai Technologies, Inc.*	743,314
33,200	Netease.com, Inc. (ADR) (Cayman Islands)*	814,728
		1,558,042

1

	Investment Banks/Brokers (3.0%)
2,765	Chicago Mercantile Exchange Holdings, Inc	1,237,337
30,700	TD AmeriTrade Holding Corp.	640,709
		1,878,046
	Investment Managers (3.1%)
35,681	Calamos Asset Management Inc. (Class A)	1,334,469
27,500	Janus Capital Group, Inc.	637,175
		1,971,644
	Medical Specialties (1.9%)
34,100	Dade Behring Holdings, Inc.	1,217,711

	Medical/Nursing Services (1.0%)
10,400	DaVita, Inc.*	626,184

	Miscellaneous Commercial Services (6.3%)
25,325	Corporate Executive Board Co. (The)	2,555,292
34,355	Iron Mountain, Inc.*	1,399,623
		3,954,915
	Miscellaneous Manufacturing (2.1%)
32,300	Pentair, Inc.	1,316,225

	Oil & Gas Production (7.6%)
34,248	Southwestern Energy Co.*	1,102,443
59,290	Ultra Petroleum Corp. (Canada)*	3,694,360
		4,796,803
	Other Consumer Services (5.6%)
23,200	Apollo Group, Inc. (Class A)*	1,218,232
36,400	Expedia, Inc.*	737,828
14,500	ITT Educational Services, Inc.*	928,725
12,400	Weight Watchers International, Inc.	637,360
		3,522,145
	Packaged Software (3.2%)
36,900	Red Hat, Inc.*	1,032,462
27,300	Salesforce.com, Inc.*	991,809
		2,024,271
	Personnel Services (3.1%)
38,900	Monster Worldwide, Inc.*	1,939,554

	Property - Casualty Insurers (1.1%)
1,120	White Mountains Insurance Group, Ltd. (Bermuda)	665,840

	Real Estate Development (2.5%)
11,675	CB Richard Ellis Group, Inc. (Class A)*	942,172
9,677	St. Joe Co. (The)	608,103
		1,550,275
	Recreational Products (2.2%)
99,688	Activision, Inc.*	1,374,698

	Restaurants (5.0%)
16,300	Cheesecake Factory, Inc. (The)*	610,435
13,200	Outback Steakhouse, Inc.	580,800
16,200	P.F. Chang’s China Bistro, Inc.*	798,498
18,700	Wendy’s International, Inc.	1,160,522
		3,150,255
	Semiconductors (0.9%)
10,300	Marvell Technology Group, Ltd. (Bermuda)*	557,230

	Services to the Health Industry (2.4%)
22,082	Stericycle, Inc.*	1,493,185

	Specialty Stores (3.0%)
19,000	AutoZone, Inc.*	1,894,110

2

	Specialty Telecommunications (2.3%)
49,982	Crown Castle International Corp.*	1,416,990

	Tobacco (1.5%)
20,500	Loews Corp.- Carolina Group	969,035

	Wireless Telecommunications (3.8%)
40,900	NII Holdings, Inc. (Class B)*	2,411,873

	TOTAL COMMON STOCKS (Cost $47,531,228)	62,293,989

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.0%)
	REPURCHASE AGREEMENT
$650	Joint repurchase agreement account 4.785% due 04/03/06 (dated 3/31/06; proceeds $650,259) (a) (Cost $650,000)		650,000

	TOTAL INVESTMENTS (Cost $48,181,228) (b)	100.0%	62,943,989
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(13,739)
	NET ASSETS	100.0%	$62,930,250

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,576,392 and the aggregate gross unrealized depreciation is $813,631 resulting in net unrealized appreciation of $14,762,761.

3

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006